UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2014

Item 1. Report to Stockholders.

ANNUAL REPORT
Year Ended
March 31, 2014

Table of Contents
Shareholder Letter	1
Sector Allocations	13
Expense Examples	16
Performance Charts and Analyses	21
Schedules of Investments	30
Hodges Fund
Statement of Assets and Liabilities	47
Statement of Operations	48
Statements of Changes in Net Assets	50
Hodges Small Cap Fund
Statement of Assets and Liabilities	52
Statement of Operations	53
Statements of Changes in Net Assets	54
Hodges Blue Chip 25 Fund
Statement of Assets and Liabilities	56
Statement of Operations	57
Statements of Changes in Net Assets	58
Hodges Equity Income Fund
Statement of Assets and Liabilities	59
Statement of Operations	60
Statements of Changes in Net Assets	61
Hodges Pure Contrarian Fund
Statement of Assets and Liabilities	62
Statement of Operations	63
Statements of Changes in Net Assets	64
Hodges Small Intrinsic Value Fund
Statement of Assets and Liabilities	65
Statement of Operations	66
Statement of Changes in Net Assets	67
Hodges Small-Mid Cap Fund
Statement of Assets and Liabilities	68
Statement of Operations	69
Statement of Changes in Net Assets	70
Financial Highlights	71
Notes to Financial Statements	80
Report of Independent Registered Public Accounting Firm	102
Trustees and Executive Officers	103
Additional Information	106
Privacy Notice	110

Hodges Mutual Funds

May, 2014

Dear Shareholder:

Although stock investors have been faced with a number of uncertainties over the past year, most segments of the U.S. stock markets experienced solid returns for the twelve months that ended March 31, 2014.  The S&P 500 Index finished this one-year period up 21.86% and all of the Hodges Mutual Fund strategies experienced positive returns for the fiscal year ended March 31, 2014.

Returns (Retail Shares) as of 3/31/2014:

	3-months
	ending					Since
	2014a	1 Year*	3 Year*	5 Year*	10 Year*	Inception*
Hodges Small
Cap Fund (12/18/07)	1.93%	29.19%	19.21%	34.84%	N/A	13.12%
Russell 2000	1.12%	24.90%	13.18%	24.31%		8.81%

Hodges Fund (10/9/92)	5.67%	41.04%	17.03%	27.40%	9.28%	10.70%
S&P 500	1.81%	21.86%	14.66%	21.16%	7.42%	9.57%

Hodges Blue Chip
25 Fund (9/10/09)	1.89%	28.57%	15.71%	N/A	N/A	13.88%
Russell 1000	2.05%	22.41%	14.75%			16.50%

Hodges Equity
Income Fund (9/10/09)	-0.78%	9.08%	10.66%	N/A	N/A	13.09%
S&P 500	1.81%	21.86%	14.66%			16.11%

Hodges Pure
Contrarian Fund (9/10/09)	-1.83%	28.71%	10.95%	N/A	N/A	14.87%
S&P 500	1.81%	21.86%	14.66%			16.11%

Hodges Small Intrinsic
Value Fund (12/26/13)	4.11%	N/A	N/A	N/A	N/A	3.80%a
Russell 2000 Value	1.78%					1.88%a

Hodges Small-Mid Cap
Fund (12/26/13)	5.68%	N/A	N/A	N/A	N/A	6.00%a
Russell 2500	2.30%					2.69%a

*	Average Annualized
a	Not Annualized

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-811-0224. The funds impose a 1.00% redemption fee on shares held for thirty days or less (60 days or less for Institutional Class shares). Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Hodges Mutual Funds

	Hodges	Small Cap	Blue Chip	Equity Income	Pure Contrarian
	Fund^	Fund^	25 Fund^	Fund^	Fund^
Gross Expense Ratio	1.43%	1.39%	2.47%	1.68%	2.54%
Net Expense Ratio	1.43%	1.41%***	1.30%**	1.30%**	1.40%**

^	Ratios are from the Prospectus dated July 29, 2013.
**
The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses permanently, but until at least July 31, 2014. This figure includes Acquired Fund Fees and Expenses, and excludes interest, taxes and extraordinary expenses.

***	The net expense ratio is adjusted for recoupments of fees previously waived in prior fiscal years.

	Small Intrinsic	Small-Mid
	Value Fund+	Cap Fund+
Gross Expense Ratio	1.78%	1.78%
Net Expense Ratio	1.29%b	1.40%b

+	Ratios are from the Prospectus dated December 26, 2013.
b
The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses permanently, but until at least December 31, 2015. This figure includes Acquired Fund Fees and Expenses, and excludes interest, taxes and extraordinary expenses.

U.S. stocks remained in an uptrend during the past twelve months, which was a function of both improving corporate earnings and an expansion of P/E (price-to-earnings) multiples that investors were willing to pay for stocks.  Higher P/E multiples have reflected better economic visibility, improvement in corporate profit margins, and relatively low interest rates by historical standards.  However, like most bull markets in history, investors have had plenty of uncertainties to worry about as market jitters exist surrounding the timing of future interest rate moves by the Fed, the pace of acceleration in the U.S. economy, and tensions surrounding the Russian involvement in the Ukraine.  The investment team at Hodges Capital Management has been working hard to find opportunities in the midst of recent volatility and remains keenly focused on the underlying fundamentals of the individual businesses in which we are invested or are seeking to invest.  In general, we have observed that corporate earnings have held up and are improving across most sectors of the economy.  In addition, corporate earnings guidance and the outlook for capital spending have thus far been encouraging in recent months.  Higher P/E multiples for stocks compared to a year ago have reflected an economy that is gaining momentum, improvement in corporate profit margins, and relatively low interest rates by historical standards.  As of March 31, 2014, the current 12-month forward P/E multiple for the S&P 500 Index is just over 15.5X, according to data published by FactSet.  While this P/E multiple is higher than the average of 13.8X over the past ten years, there is never a normal or “right” P/E multiple for all market conditions.  P/E multiples depend on inflation, productivity, interest rates, and

Hodges Mutual Funds

most importantly, expected growth.  Comparing the forward earnings yield (inverse of P/E multiple) on the S&P 500 Index of 6.67% to the 10-year treasury yield of 2.72%, we see equity valuations as still reasonable.  Looking ahead, we still see the potential for continued improvement in many important facets of the U.S. economy such as construction, energy, certain pockets of consumer spending, as well as domestic manufacturing.  It is our view that U.S. equity markets remain attractive compared to the risk-adjusted return potential on most other asset classes.

Although investor sentiment surrounding equities today is far less skeptical then it was two years ago, we believe the average investor is far from jumping back in with both feet. According to a recent Gallup poll published in the April 7, 2014 issue of Barron’s, half of all Americans think putting money into the stock market is a bad idea and only 46% think it’s a good idea.  This poll compares to the 1999-2000 era which indicated 67% of Americans thought putting money into the stock market was a great idea and only 28% thought it was a bad choice.  Nevertheless, we view today’s sentiment and the fact that many investors remain underinvested in stocks as a healthy backdrop for long-term investing in U.S. stocks.

The equity strategies that we manage at Hodges Capital Management remain focused on fundamental decision making instead of the market’s short-term direction.  We believe that this is an ideal time to focus on investing in well-run businesses that control their own destiny and thus rely on ingenuity and well-calculated business decisions.  Although the macro picture can seem overwhelming at times, it is important to remember that the long-term performance of stock prices is determined by the future earnings and cash flow of each underlying business.  Stock prices over the long run are not a function of news headlines or short-term economic conditions.  Ultimately, earnings power and prevailing interest rates are more important to future stock prices than political drama or monthly economic survey statistics. Our fundamental research efforts have led us to a few important observations.  First, domestic corporations are generally lean and are generating respectable levels of profitability.  Second, many of the companies that we follow are starting to increase capital spending for the first time in several years in response to opportunities in an improving economy.  After several years of tepid capital reinvestment, corporate expenditures include investing in property, plant, and equipment to meet demand, as well as spending on information technology to enhance productivity and lower costs.  Finally, corporate balance sheets are generally in good shape, allowing many corporations to invest in such capital projects and pursue acquisitions.  At the same time, fewer analysts and investors are undertaking the

Hodges Mutual Funds

rigorous in-depth research that can uncover opportunities in individual stocks.  We believe such conditions provide an ideal environment for active portfolio managers to capitalize on unrecognized opportunities and mispriced stocks compared to passively investing in exchange traded funds (ETFs) or traditional index funds.  While our investment thesis on an individual stock may change as the facts change, current market conditions are providing no shortage of stocks with good potential relative to their underlying risk.

Hodges Small Cap Fund (HDPSX)

The return for the Hodges Small Cap Fund’s retail share class for the twelve months ended March 31, 2014, was a gain of 29.19% compared to 24.90% for the Russell 2000 Index.  Furthermore, we are pleased to report that as of 3/31/14, based on total returns, the Small Cap Fund ranked in the top 26% among 515 funds, 1% among 457 funds, and 1% among 403 funds of its Lipper small-cap peer group for the one, three, and five-year periods, respectively.

The Hodges Small Cap Fund ended the recent fiscal year well diversified across industrials, transportation, financial services, technology, and consumer-related names that contributed to the Fund’s recent performance.  Over the course of the past year, the Fund has taken profits in many stocks that appeared fairly valued relative to their underlying fundamentals, and has established several new positions in stocks that we view as having an attractive risk/reward profile.  The top ten holdings in our Small Cap Fund at the end of the March fiscal year represented 17.94% of our total holdings and included Trinity Industries (TRN), American Airlines Group (AAL), Eagle Materials (EXP), Texas Pacific Land Trust (TPL), Saia Inc. (SAIA), Felcor Lodging Trust (FCH), G-III Apparel Group (GIII), Kapstone Paper & Packaging (KS), Spirit Airlines (SAVE), and Viewpoint Financial Group (VPFG).

While the nature of small cap investing can provide opportunities for active portfolio management in just about any type of market, we believe this year could be an ideal time for picking stocks in public companies with small market capitalizations.  This is due in part to the prolific growth in ETFs over the past several years, as such passive investing can exaggerate market inefficiencies that often exist among small and mid-size stocks.  As a result, bottom-up research becomes more rewarding for those conducting the time-intensive effort to study the fundamentals of individual companies.  Moreover, we expect small cap investing to require a greater degree of individual stock selection and are now focusing on a broader number of sectors within the small cap universe that in many cases are under-followed by larger institutional investors.  Additionally, we have found a number of secular growth opportunities among smaller

Hodges Mutual Funds

companies.  In some cases, these opportunities reflect the greater ease for which smaller companies are able to grow in the current global economic environment.

Hodges Fund (HDPMX)

For the trailing twelve months ended March 31, 2014, the Hodges Fund’s net return amounted to 41.04% versus 21.86% for the S&P 500.  We are pleased to report that as of 3/31/14, based on total returns, the Hodges Fund ranked in the top 2% among 380 funds, 5% among 346 funds, 4% among 293 funds, and 39% among 212 funds of its Lipper peer group for the one, three, five and 10-year performance, respectively.  Looking ahead, we believe the core holdings in the Fund remain well-positioned to further drive relative performance by focusing on investments where we have the highest conviction.  The number of stocks held in the Fund at the end of March 2014 totaled 47.  Our long-time position in Texas Pacific Land Trust (TPL) continues to be the Fund’s largest position, followed by Trinity Industries (TRN), A.H. Belo (AHC), Halliburton (HAL), Eagle Materials (EXP), Micron Technology (MU), Pricesmart (PSMT), United States Steel Corp (X), Legg Mason (LM), and Luby’s (LUB).  Top ten holdings at the end of the quarter represented 35.68% of the Fund’s holdings.

Hodges Mutual Funds

Hodges Equity Income Fund (HDPEX)

The Equity Income Fund’s total return for the twelve months ending March 31, 2014 amounted to 9.08% compared to 21.86% for the S&P 500 Index.  Underperformance relative to the S&P 500 Index over the past year reflected weakness among many high dividend paying stocks.  The Hodges Equity Income Fund’s objective is both long-term capital appreciation and income through investments in dividend-paying stocks. With improving corporate profits supporting the ability of companies to pay out dividends, we are finding plenty of attractive dividend-paying stocks that offer upside potential in addition to potential dividend income. The Fund’s portfolio had minimal turnover over the past year and remained well diversified in companies that we believe will generate above average income and total returns on a risk-adjusted basis.  Top holdings in the Fund represented 42.90% of the total holdings and included Boeing Co (BA), Lockheed Martin Corp (LMT), Taiwan Semiconductor (TSM), Cracker Barrel Old Country Store (CBRL), Johnson & Johnson (JNJ), General Electric (GE), Procter & Gamble (PG), Verizon Communications (VZ), Targa Resources (TRGP) and Exxon Mobil (XOM).

Hodges Mutual Funds

Hodges Blue Chip 25 Fund (HDPBX)

For the twelve months ended March 31, 2014 the Blue Chip 25 Fund generated a return of 28.57% versus a return of 22.41% for the Russell 1000 Index.  While relative performance for a concentrated portfolio to any benchmark is less significant over a short period of time, we believe the Fund’s concentrated portfolio of large-cap companies is currently well-positioned to capitalize on improving business conditions across many higher quality stocks.  The top holdings in the Blue Chip 25 Fund at the end of March included Boeing Co. (BA), Texas Pacific Land Trust (TPL), United States Steel Corp (X), United Continental Holdings (UAL), Home Depot (HD), Hershey (HSY), Texas Capital Bancshares (TCBI), Costco (COST), Halliburton (HAL) and Johnson & Johnson (JNJ) and made up 55.20% of the Fund’s total holdings.  While the number of holdings in the Fund may range between 20-30 stocks, the Fund held a total of 22 stocks at the end of the fiscal year and was well-represented across a broad number of industry sectors.

Hodges Mutual Funds

Hodges Pure Contrarian Fund (HDPCX)

Over the past twelve months, the Pure Contrarian Fund’s total return amounted to 28.71% compared to 21.86% for the S&P 500 Index.  The Pure Contrarian Fund’s objective is to generate long-term capital appreciation by investing in out-of-favor or unloved stocks.  Although timing a recovery in out-of-favor stocks can be tricky over short periods of time, we expect this strategy to provide an opportunity to be very rewarding over a long investment horizon.  We also expect this strategy to be less correlated with the broader market due to the general nature of contrarian investing.  The top holdings in the Fund at the end of the recent quarter included A. H. Belo (AHC), Chesapeake Energy (CHK), Sirius XM Radio (SIRI), Intrusion (INTZ), Luby’s (LUB), Cliffs Natural Resources (CLF), DryShips (DRYS), United States Steel Corp (X), Builders FirstSource (BLDR), and Taiwan Semiconductor (TSM).  Our top ten holdings represented 56.14% of the Fund’s holdings.

Hodges Mutual Funds

Hodges Small-Mid Cap Fund (HDSMX)

The Hodges Small-Mid Cap Fund is one of two new fund strategies that Hodges Capital Management launched on December 26, 2013.  Although the Small-Mid Fund does not have a 12 month of performance record, since inception through March 31, 2014, the Fund experienced an increase of 6.00% compared to a return of 2.69% for the Russell 2500 Index.  The Fund’s principal strategy is to invest at least 80% of its assets in common stocks of companies that have market capitalization under $8 billion.  The Small-Mid Cap Fund is managed by the same investment team and utilizes the same basic investment philosophy as the Hodges Small Cap Fund.  We believe this strategy will capitalize on the core research competencies that have been cultivated at Hodges Capital Management over the past couple of decades.  The top holdings in the Fund at the end of the recent quarter represented 31.65% of the total holdings and included Texas Pacific Land Trust (TPL), Signet Jewelers (SIG), LPL Financial (LPLA), Wabtec (WAB), O’Reilly Automotive (ORLY), Waddell & Reed Financial (WDR), Eagle Materials (EXP), Tractor Supply (TSCO), Stein Mart (SMRT), and Alaska Air Group (ALK).

Hodges Small Intrinsic Value Fund (HDSVX)

The Hodges Small Intrinsic Value Fund also commenced trading on December 26, 2013.  Since inception, the Small Intrinsic Fund has experienced a positive return of 3.80% compared to a gain of 1.88% for its benchmark, the Russell 2000 Value Index.  This Fund’s objective is to achieve long-term capital appreciation in small cap value stocks.  The Fund is diversified and invests at

Hodges Mutual Funds

least 80% of its total assets in equity securities of small capitalization companies.  The basic investment approach is to invest in deep value situations that may sometimes require a longer time horizon than our core small cap strategy.  The Fund typically seeks companies that have a high amount of intrinsic asset value, low price-to-book ratios, above average dividend yields, low P/E multiples, or the potential for a turnaround in underlying fundamentals.  The top holdings in the Fund at March 31, 2014 included Hawaiian Holdings (HA), Saia Inc. (SAIA), MarineMax (HZO), Del Frisco’s Restaurant Group (DFRG), Dixie Group (DXYN), Carriage Resources (CSV), Felcor Lodging (FCH), G-III Apparel Group (GIII), Stein Mart (SMRT), and Comstock Services (CRK).  Our top ten holdings represented 34.57% of the Hodges Small Intrinsic Value Fund’s holdings.

In conclusion, we remain encouraged by the long-term growth opportunities surrounding the Hodges Mutual Funds.  By offering seven distinct mutual fund strategies that cover most major segments of the domestic equity market, we have the opportunity to serve the diversification needs of most financial advisors and individual investors.  Our entire investment team of portfolio managers, analysts, and traders are working diligently by studying companies, meeting with management teams, observing trends, and attempting to navigate today’s financial markets.  Feel free to contact us directly if we can address any specific questions.

Sincerely,

Don Hodges	Craig Hodges
Co-Portfolio Manager	Co-Portfolio Manager

Eric Marshall	Gary Bradshaw
Co-Portfolio Manager	Co-Portfolio Manager

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Funds, and it may be obtained by calling 866-811-0224, or visiting www.hodgesmutualfunds.com. Read it carefully before investing.

Hodges Mutual Funds

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small- and medium-capitalization companies, which involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities and emerging markets involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. The use of options and future contracts have special risks such as unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. Funds that make short sales of securities involve the risk that losses may exceed the original amount invested. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Funds that are non-diversified are more exposed to individual stock volatility than a diversified fund. Investments in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery, involve greater risk.

Opinions expressed are those of the author and are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Active investing has higher management fees because of the manager’s increased level of involvement while passive investing has lower management and operating fees. Investing in both actively and passively managed mutual funds involves risk and principal loss is possible. Both actively and passively managed mutual funds generally have daily liquidity. There are no guarantees regarding the performance of actively and passively managed mutual funds. Actively managed mutual funds may have higher portfolio turnover than passively managed funds. Excessive turnover can limit returns and can incur capital gains.

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund holdings are subject to change at anytime and are not recommendations to buy or sell any security. Please see the Schedule of Investments for additional information.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service.  Each Lipper average represents a universe of funds with similar invest objectives.  The highest percentile rank is 1 and the lowest is 100.  Rankings for the periods shown are based on fund total returns with dividends and distributions reinvested and do not reflect sales charges.  Past performance does not guarantee future results.

The S&P 500 Index is a broad based unmanaged index of 500 stocks that is widely recognized as representative of the equity market in general.  The Russell 1000 Index is a subset of the Russell 3000 Index and consists of the 1,000 largest companies comprising over 90% of the total market capitalization of all listed stocks.  The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is a subset of the Russell 3000 Index and includes approximately 2500 of the smallest securities measuring the performance of the small to mid-cap segment of the U.S. equity universe.  The Russell 3000 Index is a stock index consisting of the 3000 largest publicly listed companies, representing about 98% of the total capitalization of the entire U.S. stock market.  You cannot invest directly in an index.

Price-Earnings Ratio - P/E Ratio:  A valuation ratio of a company’s current share price compared to its per-share earnings.

Hodges Mutual Funds

Price-Book Ratio – P/B Ratio:  A valuation ratio of a company’s current share price compared to its per-share book value.

Cash Flow measures the cash generating capability of a company by adding non-cash charged (e.g., depreciation) and interest expense to pretax income.

Hodges Capital Management is the Advisor to the Hodges Funds.

Hodges Funds are distributed by Quasar Distributors, LLC.

Hodges Mutual Funds

SECTOR ALLOCATIONS At March 31, 2014 (Unaudited)

(as a percentage of net assets)

Hodges Fund

*Cash equivalents and other assets less liabilities.

Hodges Small Cap Fund

*Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATIONS At March 31, 2014 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Blue Chip 25 Fund

*Cash equivalents and other assets less liabilities.

Hodges Equity Income Fund

*Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATIONS At March 31, 2014 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Pure Contrarian Fund

*Cash equivalents and other assets less liabilities.

Hodges Small Intrinsic Value Fund

*Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATIONS At March 31, 2014 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Small-Mid Cap Fund

*Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLES For the Six Months Ended March 31, 2014 (Unaudited)

As a shareholder of the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, Hodges Pure Contrarian Fund, Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees, distribution fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/13-3/31/14).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that redemption be made by wire transfer, currently a $15 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended March 31, 2014 (Unaudited) (Continued)

equal to 1% of the net amount of the redemption if you redeem shares within 30 calendar days after you purchase them for the Hodges Fund Retail Class, Hodges Small Cap Fund Retail Class, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, Hodges Pure Contrarian Fund, Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Institutional Classes of the Hodges Fund and Hodges Small Cap Fund. An Individual Retirement Account (“IRA”) will be charged an annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended March 31, 2014 (Unaudited) (Continued)

Hodges Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/13	Value 3/31/14	10/1/13 – 3/31/141
Retail Class Actual	$1,000.00	$1,168.90	$7.19

Retail Class
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.30	$6.69

Institutional Class Actual	$1,000.00	$1,170.60	$5.41

Institutional Class
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.95	$5.04

1
Expenses are equal to the Hodges Fund’s expense ratio for the most recent six-month period of 1.33% for the Retail Class shares, and 1.00% for the Institutional Class shares, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Small Cap Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/13	Value 3/31/14	10/1/13 – 3/31/142
Retail Class Actual	$1,000.00	$1,124.30	$7.15

Retail Class
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.20	$6.79

Institutional Class Actual	$1,000.00	$1,126.00	$5.30

Institutional Class
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.95	$5.04

2
Expenses are equal to the Hodges Small Cap Fund’s expense ratio for the most recent six-month period of 1.35% for the Retail Class shares, and 1.00% for the Institutional Class shares, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended March 31, 2014 (Unaudited) (Continued)

Hodges Blue Chip 25 Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/13	Value 3/31/14	10/1/13 – 3/31/143
Actual	$1,000.00	$1,144.20	$6.95

Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.45	$6.54

3
Expenses are equal to the Hodges Blue Chip 25 Fund’s expense ratio for the most recent six-month period of 1.30% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/13	Value 3/31/14	10/1/13 – 3/31/144
Actual	$1,000.00	$1,077.80	$6.73

Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.45	$6.54

4
Expenses are equal to the Hodges Equity Income Fund’s expense ratio for the most recent six-month period of 1.30% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Pure Contrarian Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/13	Value 3/31/14	10/1/13 – 3/31/145
Actual	$1,000.00	$1,108.50	$7.36

Hypothetical (5% annual
return before expenses)	$1,000.00	$1,017.95	$7.04

5
Expenses are equal to the Hodges Pure Contrarian Fund’s expense ratio for the most recent six-month period of 1.40% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended March 31, 2014 (Unaudited) (Continued)

Hodges Small Intrinsic Value Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/13	Value 3/31/14	10/1/13 – 3/31/146
Actual	$1,000.00	$1,038.00	$3.42

Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.50	$6.49

6
The actual expenses are equal to the Hodges Small Intrinsic Value Fund’s expense ratio of 1.29% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 95/365 (to reflect the period from December 26, 2013 to March 31, 2014, the Fund’s commencement of operations date to the end of the period).  The hypothetical expenses are equal to the Fund’s expense ratio of 1.29% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Small-Mid Cap Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 10/1/13	Value 3/31/14	10/1/13 – 3/31/147
Actual	$1,000.00	$1,060.00	$3.75

Hypothetical (5% annual
return before expenses)	$1,000.00	$1,017.95	$7.04

7
The actual expenses are equal to the Hodges Small-Mid Cap Fund’s expense ratio of 1.40% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 95/365 (to reflect the period from December 26, 2013 to March 31, 2014, the Fund’s commencement of operations date to the end of the period).  The hypothetical expenses are equal to the Fund’s expense ratio of 1.40% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Hodges Fund – Retail Shares

Value of $10,000 vs. S&P 500® Index

Average Annual Total Returns
Returns for the Periods Ended March 31, 2014
				Since Inception
	1 Year	5 Year	10 Year	(10/9/92)
Hodges Fund – Retail Shares	41.04%	27.40%	9.28%	10.70%
S&P 500® Index	21.86%	21.16%	7.42%	9.57%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2004, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 811-0224.

The Fund imposes a 1.00% redemption fee on shares held for less than 30 days. Performance does not reflect the redemption fee. If reflected, total returns would be reduced.

Hodges Fund – Institutional Shares

Value of $1,000,000 vs. S&P 500® Index

Average Annual Total Returns
Returns for the Periods Ended March 31, 2014
				Since Inception
	1 Year	3 Year	5 Year	(12/12/08)
Hodges Fund – Institutional Shares	41.38%	17.26%	27.68%	21.85%
S&P 500® Index	21.86%	14.66%	21.16%	17.86%

This chart illustrates the performance of a hypothetical $1,000,000 investment made on December 12, 2008, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 811-0224.

The Fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance does not reflect the redemption fee. If reflected, total returns would be reduced.

Hodges Small Cap Fund – Retail Shares

Value of $10,000 vs. Russell 2000® Index

Average Annual Total Returns
Returns for the Periods Ended March 31, 2014
				Since Inception
	1 Year	3 Year	5 Year	(12/18/07)
Hodges Small Cap Fund – Retail Shares	29.19%	19.21%	34.84%	13.12%
Russell 2000® Index	24.90%	13.18%	24.31%	8.81%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 18, 2007, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 811-0224.

The Fund imposes a 1.00% redemption fee on shares held for less than 30 days. Performance does not reflect the redemption fee. If reflected, total returns would be reduced.

Hodges Small Cap Fund – Institutional Shares

Value of $1,000,000 vs. Russell 2000® Index

Average Annual Total Returns
Returns for the Periods Ended March 31, 2014
				Since Inception
	1 Year	3 Year	5 Year	(12/12/08)
Hodges Small Cap
Fund – Institutional Shares	29.62%	19.58%	35.35%	30.26%
Russell 2000® Index	24.90%	13.18%	24.31%	20.58%

This chart illustrates the performance of a hypothetical $1,000,000 investment made on December 12, 2008, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 811-0224.

The Fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance does not reflect the redemption fee. If reflected, total returns would be reduced.

Hodges Blue Chip 25 Fund

Value of $10,000 vs. Russell 1000® Index

Average Annual Total Returns
Returns for the Periods Ended March 31, 2014
			Since Inception
	1 Year	3 Year	(9/10/09)
Hodges Blue Chip 25 Fund	28.57%	15.71%	13.88%
Russell 1000® Index	22.41%	14.75%	16.50%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 10, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 811-0224.

The Fund imposes a 1.00% redemption fee on shares held for less than 30 days. Performance does not reflect the redemption fee. If reflected, total returns would be reduced.

Hodges Equity Income Fund

Value of $10,000 vs. S&P 500® Index

Average Annual Total Returns
Returns for the Periods Ended March 31, 2014
			Since Inception
	1 Year	3 Year	(9/10/09)
Hodges Equity Income Fund	9.08%	10.66%	13.09%
S&P 500® Index	21.86%	14.66%	16.11%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 10, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 811-0224.

The Fund imposes a 1.00% redemption fee on shares held for less than 30 days. Performance does not reflect the redemption fee. If reflected, total returns would be reduced.

Hodges Pure Contrarian Fund

Value of $10,000 vs. S&P 500® Index

Average Annual Total Returns
Returns for the Periods Ended March 31, 2014
			Since Inception
	1 Year	3 Year	(9/10/09)
Hodges Pure Contrarian Fund	28.71%	10.95%	14.87%
S&P 500® Index	21.86%	14.66%	16.11%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 10, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 811-0224.

The Fund imposes a 1.00% redemption fee on shares held for less than 30 days. Performance does not reflect the redemption fee. If reflected, total returns would be reduced.

Hodges Small Intrinsic Value Fund

Value of $10,000 vs. Russell 2000® Value Index

Returns for the Period Ended March 31, 2014
Since Inception
(12/26/13)
Hodges Small Intrinsic Value Fund	3.80%
Russell 2000® Value Index	1.88%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 26, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 811-0224.

The Fund imposes a 1.00% redemption fee on shares held for less than 30 days. Performance does not reflect the redemption fee. If reflected, total returns would be reduced.

Hodges Small-Mid Cap Fund

Value of $10,000 vs. Russell 2500® Index

Returns for the Period Ended March 31, 2014
Since Inception
(12/26/13)
Hodges Small-Mid Cap Fund	6.00%
Russell 2500® Index	2.69%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 26, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 811-0224.

The Fund imposes a 1.00% redemption fee on shares held for less than 30 days. Performance does not reflect the redemption fee. If reflected, total returns would be reduced.

Hodges Fund

SCHEDULE OF INVESTMENTS at March 31, 2014

Shares		Value
COMMON STOCKS: 85.8%
Air Transportation: 3.3%
205,000	Delta Air
	Lines, Inc.	$7,103,250
150,000	United
	Continental
	Holdings, Inc.*	6,694,500
		13,797,750
Basic Materials Manufacturing: 9.4%
500,000	Builders
	FirstSource, Inc.*	4,555,000
150,000	Eagle Materials, Inc.	13,299,000
200,000	Encore Wire Corp.	9,702,000
420,000	United States
	Steel Corp.	11,596,200
		39,152,200
Broadcasting: 1.4%
1,800,000	Sirius XM
	Holdings, Inc.*	5,760,000
Computer & Electronic Products: 4.5%
500,000	Micron
	Technology, Inc.*	11,830,000
350,000	Taiwan
	Semiconductor
	Manufacturing
	Co. Ltd. - ADR	7,007,000
		18,837,000
Conglomerates: 1.9%
300,000	General Electric Co.	7,767,000
Construction: 0.6%
120,000	DR Horton, Inc.	2,598,000
Depository Credit Intermediation: 5.1%
235,000	Legg Mason, Inc.	11,524,400
150,000	Texas Capital
	BancShares, Inc.*	9,741,000
		21,265,400
Food & Beverage Manufacturing: 3.3%
70,000	Cal-Maine
	Foods, Inc.	4,394,600
210,000	Tyson Foods, Inc.	9,242,100
		13,636,700
Food Services: 3.6%
1,822,000	Luby’s, Inc.*1,2	11,223,520
50,000	Noodles & Co.*	1,973,500
160,000	Rocky Mountain
	Chocolate
	Factory, Inc.	1,878,400
		15,075,420
Internet Services: 2.6%
300,000	Yahoo!, Inc.*	10,770,000
Land Ownership & Leasing: 1.5%
185,000	Tejon Ranch Co.*	6,258,550
Mining, Oil & Gas Extraction: 20.9%
200,000	Atwood
	Oceanics, Inc.*	10,078,000
310,000	Chesapeake
	Energy Corp.	7,942,200
510,000	Cliffs Natural
	Resources, Inc.	10,434,600
180,000	EnLink
	Midstream, LLC	6,109,200
226,000	Freeport-McMoRan
	Copper &
	Gold, Inc.	7,473,820
230,000	Halliburton Co.	13,544,700
85,000	Helmerich &
	Payne, Inc.	9,142,600
700,000	Hyperdynamics
	Corp.*	1,218,000
200,000	Jones Energy, Inc.*	3,028,000
425,700	Matador
	Resources Co.*	10,425,393
110,000	Panhandle Oil
	and Gas, Inc.	4,797,100
600,000	Torchlight Energy
	Resources, Inc.*	3,036,000
		87,229,613

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Continued)

Shares		Value
COMMON STOCKS: 85.8% (Continued)
Motor Vehicle Manufacturing: 2.9%
45,000	Polaris
	Industries, Inc.	$6,286,950
50,000	Toyota Motor
	Corp. - ADR	5,645,000
		11,931,950
Petroleum Products: 2.3%
200,000	BP PLC - ADR	9,620,000
Pharmaceuticals: 3.4%
120,000	Gilead
	Sciences, Inc.*	8,503,200
40,000	Jazz Pharmaceuticals
	PLC*	5,547,200
		14,050,400
Publishing Industries: 3.3%
1,200,000	A.H. Belo Corp. -
	Class A1	13,896,000
Rail Transportation: 1.1%
45,000	Kansas City
	Southern	4,592,700
Retail Trade: 7.7%
82,000	Costco Wholesale
	Corp.	9,157,760
50,000	Kohl’s Corp.	2,840,000
115,000	PriceSmart, Inc.	11,606,950
80,000	Signet Jewelers Ltd.	8,468,800
		32,073,510
Transportation Equipment: 7.0%
70,000	The Boeing Co.	8,784,300
1,250,000	DryShips, Inc.*	4,037,500
230,000	Trinity
	Industries, Inc.	16,576,100
		29,397,900
TOTAL COMMON STOCKS
(Cost $321,172,988)		357,710,093
PARTNERSHIPS & TRUSTS: 8.1%
Land Ownership & Leasing: 8.1%
259,659	Texas Pacific
	Land Trust1	33,625,841
TOTAL PARTNERSHIPS & TRUSTS
(Cost $7,734,848)		33,625,841

Contracts
(100 shares per contract)
CALL OPTIONS PURCHASED: 1.9%
Apparel Manufacturing: 1.0%
1,500	Deckers Outdoor
	Corp.
	Expiration:
	June 2014,
	Exercise Price: $65.00	2,332,500
1,600	NIKE, Inc.
	Expiration:
	October 2014,
	Exercise Price: $65.00	1,652,000
		3,984,500
Food & Beverage Manufacturing: 0.3%
500	Keurig Green
	Mountain, Inc.
	Expiration:
	January 2015,
	Exercise Price: $90.00	1,376,250
Personal Services: 0.0%3
350	Weight Watchers
	International, Inc.
	Expiration:
	January 2015,
	Exercise Price: $20.00	113,750

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Continued)

Contracts
(100 shares per contract)		Value
CALL OPTIONS PURCHASED: 1.9% (Continued)
Rail Transportation: 0.4%
700	Kansas City
	Southern
	Expiration:
	September 2014,
	Exercise Price: $80.00	$1,575,000
Transportation Equipment: 0.2%
1,000	Wabtec Corp.
	Expiration:
	October 2014,
	Exercise Price: $70.00	940,000
TOTAL CALL OPTIONS PURCHASED
(Cost $7,946,066)		7,989,500

Shares
SHORT-TERM INVESTMENTS: 5.3%
Money Market Funds: 5.3%
16,078,981	Fidelity Money
	Market Portfolio -
	Select Class, 0.01%4	16,078,981
5,868,179	Invesco Short-Term
	Portfolio -
	Institutional Class, 0.03%4	5,868,179
		21,947,160
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,947,160)		21,947,160
TOTAL INVESTMENTS
IN SECURITIES: 101.1%
(Cost $358,801,062)		421,272,594
Liabilities in Excess
of Other Assets: (1.1)%		(4,436,114)
TOTAL NET ASSETS: 100.0%		$416,836,480

*	Non-income producing security.
ADR - American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of March 31, 2014, the total market value of the investments considered illiquid was $7,067,848 or 1.7% of total net assets.
3	Amount is less than 0.1% of the Fund’s net assets.
4	Seven-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at March 31, 2014

Shares		Value
COMMON STOCKS: 86.2%
Advertising & Public Relations: 1.4%
440,000	National
	CineMedia,
	Inc.	$6,600,000
2,114,500	Tremor Video,
	Inc.*	8,711,740
		15,311,740
Air Transportation: 5.5%
650,000	American
	Airlines
	Group, Inc.*	23,790,000
125,000	Bristow
	Group, Inc.	9,440,000
800,000	Hawaiian
	Holdings, Inc.*	11,168,000
300,000	Spirit Airlines,
	Inc.*	17,820,000
		62,218,000
Apparel Manufacturing: 1.6%
250,000	G-III Apparel
	Group Ltd.*	17,895,000
Automotive Retail: 1.2%
210,000	Lithia
	Motors, Inc.	13,956,600
Basic Materials Manufacturing: 11.5%
700,000	Commercial
	Metals Co.	13,216,000
250,000	Eagle
	Materials, Inc.	22,165,000
350,000	Encore Wire Corp.	16,978,500
400,000	Forestar
	Group, Inc.*	7,120,000
1,100,000	Graphic Packaging
	Holding Co.*	11,176,000
620,000	KapStone Paper &
	Packaging Corp.*	17,880,800
100,000	Texas
	Industries, Inc.*	8,962,000
450,000	U.S. Silica
	Holdings, Inc.	17,176,500
540,000	United States
	Steel Corp.	14,909,400
		129,584,200
Broadcasting: 2.2%
1,500,000	Cumulus Media,
	Inc.*	10,365,000
150,000	Nexstar
	Broadcasting
	Group, Inc. -
	Class A	5,628,000
310,000	Sinclair Broadcast
	Group, Inc. -
	Class A	8,397,900
		24,390,900
Computer & Electronic Products: 4.4%
575,000	Diodes, Inc.*	15,019,000
200,000	FARO
	Technologies,
	Inc.*	10,600,000
600,000	Gogo, Inc.*	12,324,000
600,000	Kulicke & Soffa
	Industries, Inc.*	7,566,000
296,166	Parametric
	Sound Corp.*1	4,164,094
		49,673,094
Construction: 1.1%
400,000	Primoris Services
	Corp.	11,992,000
Depository Credit Intermediation: 5.7%
500,000	Hilltop
	Holdings, Inc.*	11,895,000
199,053	Independent
	Bank Group,
	Inc.	11,694,364
160,000	Texas Capital
	BancShares, Inc.*	10,390,400
610,000	ViewPoint
	Financial
	Group, Inc.	17,598,500

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Continued)

Shares		Value
COMMON STOCKS: 86.2% (Continued)
Depository Credit Intermediation: 5.7%
(Continued)
1,000,000	Wisdomtree
	Investments,
	Inc.*	$13,120,000
		64,698,264
Electrical Equipment: 2.7%
150,000	AZZ, Inc.	6,702,000
290,000	Greatbatch, Inc.*	13,316,800
110,000	Littelfuse, Inc.	10,300,400
		30,319,200
Employment Services: 1.0%
260,000	Team Health
	Holdings, Inc.*	11,635,000
Food & Beverage Manufacturing: 2.4%
350,000	John Bean
	Technologies
	Corp.	10,815,000
800,000	Pilgrim’s Pride
	Corp.*	16,736,000
		27,551,000
Food & Beverage Products: 1.2%
750,000	Boulder
	Brands, Inc.*	13,215,000
Food Services: 6.9%
330,000	Brinker
	International,
	Inc.	17,308,500
155,000	Cracker Barrel
	Old
	Country Store,
	Inc.	15,072,200
550,000	Del Friscos
	Restaurant
	Group, Inc.*	15,345,000
252,794	Luby’s, Inc.*1	1,557,211
400,000	Noodles & Co.*	15,788,000
330,000	Popeyes Louisiana
	Kitchen, Inc.*	13,411,200
		78,482,111
Freight Transportation: 1.7%
500,000	Saia, Inc.*	19,105,000
Furniture Manufacturing: 1.0%
700,000	Steelcase, Inc.	11,627,000
General Manufacturing: 2.3%
300,000	Cooper Tire &
	Rubber Co.	7,290,000
200,000	Curtiss-Wright
	Corp.	12,708,000
350,000	Zep, Inc.	6,195,000
		26,193,000
Health Care Services Pharmacy: 0.3%
500,000	BioScrip, Inc.*	3,490,000
Hotels, Restaurants & Leisure: 2.7%
1,000,000	Intrawest Resorts
	Holdings, Inc.*	13,040,000
250,000	Vail Resorts, Inc.	17,425,000
		30,465,000
Household Goods: 1.2%
170,000	Spectrum Brands
	Holdings, Inc.	13,549,000
Internet Services: 1.0%
448,000	Points
	International
	Ltd.*	11,464,320
Machinery: 2.6%
135,000	Alamo Group, Inc.	7,334,550
400,000	Manitowoc, Inc.	12,580,000
160,000	MSA Safety, Inc.	9,120,000
		29,034,550
Mining, Oil & Gas Extraction: 10.3%
435,000	Athlon
	Energy, Inc.*	15,420,750
360,000	Bonanza Creek
	Energy, Inc.*	15,984,000

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Continued)

Shares		Value
COMMON STOCKS: 86.2% (Continued)
Mining, Oil & Gas Extraction: 10.3%
(Continued)
463,600	Comstock
	Resources, Inc.	$10,593,260
500,000	EnLink
	Midstream, LLC	16,970,000
3,000,000	Hercules
	Offshore, Inc.*	13,770,000
650,000	Matador
	Resources Co.*	15,918,500
275,000	Oasis
	Petroleum, Inc.*	11,475,750
44,500	RSP Permian, Inc.*	1,285,605
500,000	Sanchez Energy
	Corp.*	14,815,000
		116,232,865
Movie Production & Theaters: 1.0%
400,000	Cinemark
	Holdings, Inc.	11,604,000
Non-Depository Credit Intermediation: 1.0%
350,000	Nationstar
	Mortgage
	Holdings, Inc.*	11,361,000
Petroleum Products: 0.9%
1,000,000	Aegean Marine
	Petroleum
	Network, Inc.	9,860,000
Pharmaceuticals: 1.4%
220,000	Pacira
	Pharmaceuticals,
	Inc.*	15,397,800
Recreation: 1.1%
650,000	ClubCorp
	Holdings,
	Inc.	12,285,000
Retail Trade: 3.4%
360,000	CST Brands, Inc.	11,246,400
675,000	Shoe Carnival, Inc.	15,552,000
190,000	Susser
	Holdings
	Corp.*	11,869,300
		38,667,700
Software Publishers: 0.6%
200,000	Blackbaud, Inc.	6,260,000
Transportation Equipment: 2.2%
350,000	Trinity
	Industries, Inc.	25,224,500
Transportation & Warehousing: 2.7%
1,350,000	Baltic Trading Ltd.	8,518,500
1,100,000	Diana
	Shipping, Inc.*	13,189,000
85,000	Kirby Corp.*	8,606,250
		30,313,750
TOTAL COMMON STOCKS
(Cost $769,368,804)		973,056,594
PARTNERSHIPS & TRUSTS: 4.7%
Land Ownership & Leasing: 2.0%
170,000	Texas Pacific
	Land Trust1	22,015,000
Real Estate Investment Trusts: 2.7%
2,100,000	FelCor Lodging
	Trust, Inc.	18,984,000
350,000	The GEO
	Group, Inc.	11,284,000
		30,268,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $30,862,611)		52,283,000

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Continued)

Shares		Value
SHORT-TERM INVESTMENTS: 8.0%
Money Market Funds: 8.0%
39,655,884	Fidelity Money
	Market Portfolio -
	Select Class, 0.01%2	$39,655,884
50,891,144	Invesco Short-
	Term
	Portfolio -
	Institutional
	Class, 0.03%2	50,891,144
		90,547,028
TOTAL SHORT-TERM INVESTMENTS
(Cost $90,547,028)		90,547,028
TOTAL INVESTMENTS
IN SECURITIES: 98.9%
(Cost $890,778,443)		1,115,886,622
Other Assets in Excess
of Liabilities: 1.1%		12,775,511
TOTAL NET ASSETS: 100.0%		$1,128,662,133

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	Seven-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

SCHEDULE OF INVESTMENTS at March 31, 2014

Shares		Value
COMMON STOCKS: 91.3%
Air Transportation: 6.0%
15,000	United Continental
	Holdings, Inc.*	$669,450
Basic Materials Manufacturing: 6.4%
26,000	United States
	Steel Corp.	717,860
Conglomerates: 4.0%
17,500	General Electric
	Co.	453,075
Depository Credit Intermediation: 4.6%
8,000	Texas Capital
	BancShares, Inc.*	519,520
Entertainment: 2.5%
3,500	The Walt Disney Co.	280,245
Food & Beverage Manufacturing: 7.4%
5,000	Cal-Maine
	Foods, Inc.	313,900
5,000	The Hershey Co.	522,000
		835,900
Media: 4.1%
6,000	DIRECTV*	458,520
Mining, Oil & Gas Extraction: 11.3%
8,500	Halliburton Co.	500,565
3,500	Helmerich &
	Payne, Inc.	376,460
5,000	National Oilwell
	Varco, Inc.	389,350
		1,266,375
Motor Vehicle Manufacturing: 7.4%
3,500	Polaris
	Industries, Inc.	488,985
3,000	Toyota Motor
	Corp. - ADR	338,700
		827,685
Petroleum Products: 4.1%
9,499	BP PLC - ADR	456,902
Pharmaceuticals: 4.4%
5,000	Johnson &
	Johnson	491,150
Retail Trade: 13.5%
4,500	Costco Wholesale
	Corp.	502,560
7,000	The Home
	Depot, Inc.	553,910
6,000	Wal-Mart
	Stores, Inc.	458,580
		1,515,050
Transportation Equipment: 11.4%
7,000	The Boeing Co.	878,430
2,500	Lockheed
	Martin Corp.	408,100
		1,286,530
Utilities: 4.2%
10,000	Atmos
	Energy Corp.	471,300
TOTAL COMMON STOCKS
(Cost $8,557,219)		10,249,562
PARTNERSHIPS & TRUSTS: 7.5%
Land Ownership & Leasing: 7.5%
6,500	Texas Pacific
	Land Trust1	841,750
TOTAL PARTNERSHIPS & TRUSTS
(Cost $375,044)		841,750

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Continued)

Shares	Value
SHORT-TERM INVESTMENTS: 1.4%
Money Market Funds: 1.4%
154,697	Fidelity Money
Market Portfolio -
Select Class, 0.01%2	$154,697
TOTAL SHORT-TERM INVESTMENTS
(Cost $154,697)	154,697
TOTAL INVESTMENTS
IN SECURITIES: 100.2%
(Cost $9,086,960)	11,246,009
Liabilities in Excess
of Other Assets: (0.2)%	(20,007)
TOTAL NET ASSETS: 100.0%	$11,226,002

*	Non-income producing security.
ADR - American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.
2	Seven-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at March 31, 2014

Shares		Value
COMMON STOCKS: 89.7%
Advertising & Public Relations: 1.6%
20,000	National
	CineMedia, Inc.	$300,000
Computer & Electronic Products: 4.8%
45,000	Taiwan
	Semiconductor
	Manufacturing Co.
	Ltd. - ADR	900,900
Conglomerates: 4.0%
29,000	General Electric Co.	750,810
Consumer, Non-Durable: 3.8%
9,000	Procter &
	Gamble Co.	725,400
Food & Beverage Products: 5.7%
10,000	The Coca-Cola Co.	386,600
5,000	Kraft Foods
	Group, Inc.	280,500
5,000	PepsiCo, Inc.	417,500
		1,084,600
Food Services: 4.6%
9,000	Cracker Barrel Old
	Country Store, Inc.	875,160
Hotels, Restaurants & Leisure: 3.0%
7,000	Las Vegas
	Sands Corp.	565,460
Medical Equipment Manufacturing: 3.5%
9,000	Baxter
	International, Inc.	662,220
Mining, Oil & Gas Extraction: 12.8%
5,000	ConocoPhillips	351,750
5,000	Ensco PLC	263,900
17,000	Freeport-McMoRan
	Copper & Gold, Inc.	562,190
20,000	LinnCo., LLC	541,000
7,000	Targa Resources
	Corp.	694,820
		2,413,660
Movie Production & Theaters: 1.8%
11,500	Cinemark
	Holdings, Inc.	333,615
Petroleum Products: 9.5%
13,098	BP PLC - ADR	630,014
7,000	Exxon Mobil Corp.	683,760
10,000	HollyFrontier Corp.	475,800
		1,789,574
Pharmaceuticals: 6.3%
8,000	AbbVie, Inc.	411,200
8,000	Johnson & Johnson	785,840
		1,197,040
Retail Trade: 6.2%
7,000	The Home
	Depot, Inc.	553,910
8,000	Wal-Mart
	Stores, Inc.	611,440
		1,165,350
Software Publishers: 3.2%
15,000	Microsoft Corp.	614,850
Telecommunications: 6.5%
15,000	AT&T, Inc.	526,050
15,000	Verizon
	Communications,
	Inc.	713,550
		1,239,600
Transportation Equipment: 10.5%
8,000	The Boeing Co.	1,003,920
6,000	Lockheed
	Martin Corp.	979,440
		1,983,360
Utilities: 1.9%
5,000	Dominion
	Resources, Inc.	354,950
TOTAL COMMON STOCKS
(Cost $13,400,992)		16,956,549

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Continued)

Shares		Value
PARTNERSHIPS & TRUSTS: 9.7%
Real Estate Investment Trusts: 9.7%
10,000	Corrections
	Corporation of
	America	$313,200
17,005	The GEO
	Group, Inc.	548,241
20,000	Mesabi Trust	421,200
13,000	Ryman Hospitality
	Properties, Inc.	552,760
		1,835,401
TOTAL PARTNERSHIPS & TRUSTS
(Cost $1,949,708)		1,835,401
SHORT-TERM INVESTMENTS: 2.5%
Money Market Funds: 2.5%
474,366	Fidelity Money
	Market Portfolio -
	Select Class, 0.01%1	474,366
TOTAL SHORT-TERM INVESTMENTS
(Cost $474,366)		474,366
TOTAL INVESTMENTS
IN SECURITIES: 101.9%
(Cost $15,825,066)		19,266,316
Liabilities in Excess
of Other Assets: (1.9)%		(355,570)
TOTAL NET ASSETS: 100.0%		$18,910,746

ADR - American Depositary Receipt
1	Seven-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at March 31, 2014

Shares		Value
COMMON STOCKS: 85.6%
Advertising & Public Relations: 4.3%
6,000	Iconix Brand
	Group, Inc.*	$235,620
20,000	National
	CineMedia, Inc.	300,000
		535,620
Basic Materials Manufacturing: 11.1%
60,000	Builders
	FirstSource, Inc.*	546,600
10,000	Olin Corp.	276,100
20,000	United States
	Steel Corp.	552,200
		1,374,900
Broadcasting: 5.9%
230,000	Sirius XM
	Holdings, Inc.*	736,000
Computer & Electronic Products: 9.2%
275,379	Intrusion, Inc.*1	633,372
25,000	Taiwan
	Semiconductor
	Manufacturing Co.
	Ltd. - ADR	500,500
		1,133,872
Finance & Insurance: 2.6%
100,400	U.S. Global
	Investors, Inc.	322,284
Food & Beverage Manufacturing: 2.8%
8,000	Tyson Foods, Inc.	352,080
Food Services: 6.1%
100,000	Luby’s, Inc.*1	616,000
170,320	U-Swirl, Inc.*	144,874
		760,874
Freight Transportation: 2.2%
12,000	YRC
	Worldwide, Inc.*	270,000
Internet Services: 2.5%
35,000	PFSweb, Inc.*	314,650
Mining, Oil & Gas Extraction: 16.8%
30,000	Chesapeake
	Energy Corp.	768,600
30,000	Cliffs Natural
	Resources, Inc.	613,800
13,000	Freeport-McMoRan
	Copper & Gold, Inc.	429,910
2,500	Helmerich &
	Payne, Inc.	268,900
		2,081,210
Petroleum Products: 2.6%
15,000	Encana Corp.	320,700
Publishing Industries: 11.5%
122,500	A.H. Belo Corp. -
	Class A1	1,418,550
Retail Trade: 3.4%
30,000	Stein Mart, Inc.	420,300
Transportation Equipment: 4.6%
175,000	DryShips, Inc.*	565,250
TOTAL COMMON STOCKS
(Cost $8,706,538)		10,606,290
PARTNERSHIPS & TRUSTS: 7.1%
Real Estate Investment Trusts: 7.1%
50,000	FelCor Lodging
	Trust, Inc.	452,000
20,000	Mesabi Trust	421,200
		873,200
TOTAL PARTNERSHIPS & TRUSTS
(Cost $760,951)		873,200

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Continued)

Shares		Value
SHORT-TERM INVESTMENTS: 8.2%
Money Market Funds: 8.2%
425,385	Fidelity Money
	Market Portfolio -
	Select Class, 0.01%2	$425,385
588,142	Invesco Short-Term
	Portfolio -
	Institutional Class, 0.03%2	588,142
		1,013,527
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,013,527)		1,013,527
TOTAL INVESTMENTS
IN SECURITIES: 100.9%
(Cost $10,481,016)		12,493,017
Liabilities in Excess
of Other Assets: (0.9)%		(110,739)
TOTAL NET ASSETS: 100.0%		$12,382,278

*	Non-income producing security.
ADR - American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.
2	Seven-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

SCHEDULE OF INVESTMENTS at March 31, 2014

Shares		Value
COMMON STOCKS: 83.2%
Advertising & Public Relations: 2.6%
1,500	Iconix Brand
	Group, Inc.*	$58,905
Air Transportation: 4.9%
8,000	Hawaiian
	Holdings, Inc.*	111,680
Apparel Manufacturing: 3.1%
1,000	G-III Apparel
	Group Ltd.*	71,580
Basic Materials Manufacturing: 5.5%
6,000	Builders
	FirstSource, Inc.*	54,660
2,000	Landec Corp.*	22,320
2,000	U.S. Concrete, Inc.*	47,000
		123,980
Broadcasting: 1.6%
1,000	Nexstar Broadcasting
	Group, Inc. -
	Class A	37,520
Building Materials: 3.2%
4,500	The Dixie
	Group, Inc.*	73,890
Computer & Electronic Products: 2.6%
3,300	American Electric
	Technologies, Inc.*	22,407
1,800	Cirrus Logic, Inc.*	35,766
		58,173
Depository Credit Intermediation: 7.0%
1,800	Hilltop
	Holdings, Inc.*	42,822
1,900	Southside
	Bancshares, Inc.	59,622
2,000	ViewPoint Financial
	Group, Inc.	57,700
		160,144
Financial Services: 1.3%
4,000	SWS Group, Inc.*	29,920
Food & Beverage Manufacturing: 0.9%
1,000	Pilgrim’s
	Pride Corp.*	20,920
Food Services: 4.3%
2,800	Del Friscos
	Restaurant
	Group, Inc.*	78,120
1,000	Kona Grill, Inc.*	20,370
		98,490
Freight Transportation: 3.9%
2,300	Saia, Inc.*	87,883
Funeral Services: 3.2%
4,000	Carriage
	Services, Inc.	72,960
General Manufacturing: 5.4%
1,300	Cooper Tire &
	Rubber Co.	31,590
3,500	Hooker
	Furniture Corp.	54,810
2,000	Zep, Inc.	35,400
		121,800
Insurance: 2.2%
6,000	Hallmark Financial
	Services, Inc.*	49,860
Internet Services: 1.4%
3,500	PFSweb, Inc.*	31,465
Machinery: 2.4%
1,000	Alamo Group, Inc.	54,330
Mining, Oil & Gas Extraction: 7.9%
3,000	Comstock
	Resources, Inc.	68,550
2,000	EnLink Midstream,
	LLC	67,880
1,000	Panhandle Oil and
	Gas, Inc.	43,610
		180,040
Movie Production & Theaters: 2.6%
2,000	Cinemark
	Holdings, Inc.	58,020

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Continued)

Shares		Value
COMMON STOCKS: 83.2% (Continued)
Non-Depository Credit Intermediation: 2.1%
6,000	MicroFinancial,
	Inc.	$47,220
Pharmaceuticals: 2.2%
2,000	Emergent
	Biosolutions, Inc.*	50,540
Retail Trade: 8.3%
5,200	MarineMax, Inc.*	78,988
1,700	Shoe Carnival, Inc.	39,168
5,000	Stein Mart, Inc.	70,050
		188,206
Transportation Equipment: 2.5%
800	Trinity Industries, Inc.	57,656
Transportation & Warehousing: 2.1%
4,000	Diana Shipping, Inc.*	47,960
TOTAL COMMON STOCKS
(Cost $1,828,102)		1,893,142
PARTNERSHIPS & TRUSTS: 7.5%
Land Ownership & Leasing: 1.7%
300	Texas Pacific
	Land Trust1	38,850
Real Estate Investment Trusts: 5.8%
3,000	Capstead Mortgage
	Corp.	37,980
8,000	FelCor Lodging
	Trust, Inc.	72,320
1,000	Mesabi Trust	21,060
		131,360
TOTAL PARTNERSHIPS & TRUSTS
(Cost $156,852)		170,210
Contracts
(100 shares per contract)
CALL OPTIONS PURCHASED: 0.2%
Non-Depository Credit Intermediation: 0.2%
10	Nationstar Mortgage
	Holdings, Inc.
	Expiration:
	July 2014,
	Exercise Price: $30.00	4,800
TOTAL CALL OPTIONS PURCHASED
(Cost $3,223)		4,800

Shares
SHORT-TERM INVESTMENTS: 7.5%
Money Market Funds: 7.5%
74,815	Fidelity Money
	Market Portfolio -
	Select Class, 0.01%2	74,815
94,836	Invesco Short-Term
	Portfolio -
	Institutional Class, 0.03%2	94,836
		169,651
TOTAL SHORT-TERM INVESTMENTS
(Cost $169,651)		169,651
TOTAL INVESTMENTS
IN SECURITIES: 98.4%
(Cost $2,157,828)		2,237,803
Other Assets in Excess
of Liabilities: 1.6%		36,067
TOTAL NET ASSETS: 100.0%		$2,273,870

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	Seven-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

SCHEDULE OF INVESTMENTS at March 31, 2014

Shares		Value
COMMON STOCKS: 88.5%
Air Transportation: 2.6%
1,500	Alaska Air
	Group, Inc.	$139,965
Apparel Manufacturing: 1.9%
1,400	G-III Apparel
	Group Ltd.*	100,212
Automotive Retail: 1.7%
2,500	Copart, Inc.*	90,975
Basic Materials Manufacturing: 11.0%
4,000	Commercial
	Metals Co.	75,520
7,000	Continental Building
	Products, Inc.*	131,880
1,600	Eagle Materials, Inc.	141,856
1,300	Packaging Corp.
	of America	91,481
5,000	United States
	Steel Corp.	138,050
		578,787
Computer & Electronic Products: 2.8%
1,300	Garmin Ltd.	71,838
2,000	Skyworks
	Solutions, Inc.*	75,040
		146,878
Construction: 2.5%
6,000	DR Horton, Inc.	129,900
Electrical Equipment: 4.3%
3,000	AZZ, Inc.	134,040
2,000	Greatbatch, Inc.*	91,840
		225,880
Food & Beverage Manufacturing: 3.9%
2,000	Cal-Maine Foods, Inc.	125,560
300	Middleby Corp.*	79,263
		204,823
Food Services: 2.5%
2,500	Brinker International,
	Inc.	131,125
General Manufacturing: 5.7%
1,500	Curtiss-Wright Corp.	95,310
1,500	Flowserve Corp.	117,510
2,000	Hexcel Corp.*	87,080
		299,900
Household Goods: 2.3%
1,500	Spectrum Brands
	Holdings, Inc.	119,550
Industrial Wholesale: 1.0%
2,000	HD Supply
	Holdings, Inc.*	52,300
Machinery: 2.0%
1,500	Lincoln Electric
	Holdings, Inc.	108,015
Mining, Oil & Gas Extraction: 10.0%
3,000	Athlon
	Energy, Inc.*	106,350
1,500	Atwood
	Oceanics, Inc.*	75,585
1,000	Cimarex Energy Co.	119,110
20,000	Emerald Oil, Inc.*	134,400
2,200	Oasis
	Petroleum, Inc.*	91,806
		527,251
Motor Vehicle Parts Manufacturing: 1.6%
6,000	Westport
	Innovations, Inc.*	86,880
Non-Depository Credit Intermediation: 9.7%
1,500	Cullen/Frost
	Bankers, Inc.	116,295
3,500	LPL Financial
	Holdings, Inc.	183,890
2,000	Nationstar Mortgage
	Holdings, Inc.*	64,920
2,000	Waddell & Reed
	Financial, Inc.	147,240
		512,345

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Continued)

Shares		Value
COMMON STOCKS: 88.5% (Continued)
Rail Transportation: 2.3%
1,200	Kansas City
	Southern	$122,472
Retail Trade: 12.2%
1,000	O’Reilly
	Automotive,
	Inc.*	148,390
2,000	Signet Jewelers Ltd.	211,720
10,000	Stein Mart, Inc.	140,100
2,000	Tractor Supply Co.	141,260
		641,470
Transportation Equipment: 6.6%
300	AMERCO	69,636
1,700	Trinity
	Industries, Inc.	122,519
2,000	Wabtec Corp.	155,000
		347,155
Transportation & Warehousing: 1.9%
1,000	Kirby Corp.*	101,250
TOTAL COMMON STOCKS
(Cost $4,462,907)		4,667,133
PARTNERSHIPS & TRUSTS: 4.9%
Land Ownership & Leasing: 4.9%
2,000	Texas Pacific
	Land Trust1	259,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $196,183)		259,000
SHORT-TERM INVESTMENTS: 7.1%
Money Market Funds: 7.1%
200,218	Fidelity Money
	Market Portfolio -
	Select Class, 0.01%2	200,218
173,331	Invesco Short-Term
	Portfolio -
	Institutional Class, 0.03%2	173,331
		373,549
TOTAL SHORT-TERM INVESTMENTS
(Cost $373,549)		373,549
TOTAL INVESTMENTS
IN SECURITIES: 100.5%
(Cost $5,032,639)		5,299,682
Liabilities in Excess
of Other Assets: (0.5)%		(28,337)
TOTAL NET ASSETS: 100.0%		$5,271,345

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	Seven-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2014

ASSETS
Investments in unaffiliated securities, at value
(Cost $334,063,655) (Note 2)	$362,527,233
Investments in securities of affiliated issuers, at value
(Cost $24,737,407) (Note 6)	58,745,361
Total investments, at value (Cost $358,801,062)	421,272,594
Receivables:
Fund shares sold	1,136,763
Dividends and interest	106,746
Prepaid expenses	46,605
Total assets	422,562,708

LIABILITIES
Payables:
Investment securities purchased	4,493,349
Fund shares redeemed	524,571
Investment advisory fees, net	297,477
Administrative fees	43,983
Custody fees	3,126
Distribution fees	236,610
Fund accounting fees	9,072
Transfer agent fees	49,986
Chief Compliance Officer fees	1,173
Trustee fees	2,701
Other accrued expenses	64,180
Total liabilities	5,726,228
NET ASSETS	$416,836,480

COMPONENTS OF NET ASSETS
Paid-in capital	$424,755,545
Accumulated net investment loss	(406,993)
Accumulated net realized loss on investments and options	(69,983,604)
Net unrealized appreciation on investments and options	62,471,532
Net assets	$416,836,480

COMPUTATION OF NET ASSET VALUE
Net Asset Value (unlimited shares authorized)
Retail Shares:
Net assets	$410,160,986
Shares of beneficial interest issued and outstanding	10,894,614
Net asset value, offering and redemption price per share	$37.65
Net Asset Value (unlimited shares authorized)
Institutional Shares:
Net assets	$6,675,494
Shares of beneficial interest issued and outstanding	175,527
Net asset value, offering and redemption price per share	$38.03

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENT OF OPERATIONS For the Year Ended March 31, 2014

INVESTMENT INCOME
Income
Dividends from unaffiliated investments
(net of $31,209 foreign withholding tax)	$2,086,375
Dividends from affiliated investments (Note 6)	411,308
Interest	8,895
Total investment income	2,506,578

EXPENSES (Note 3)
Investment advisory fees	2,347,644
Distribution fees - Retail Shares	684,354
Transfer agent fees - Retail Shares	315,008
Transfer agent fees - Institutional Shares	1,020
Administration fees	146,814
Registration fees	42,064
Fund accounting fees	37,295
Reports to shareholders	37,276
Audit fees	27,845
Custody fees	13,958
Miscellaneous expenses	10,829
Trustee fees	8,558
Chief Compliance Officer fees	6,869
Legal fees	6,169
Insurance expense	2,440
Net expenses	3,688,143
Net investment loss	(1,181,565)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS
Net realized gain on unaffiliated investments and options	47,186,632
Net realized gain on affiliated investments (Note 6)	5,308,533
Change in net unrealized appreciation on investments	36,581,824
Net realized and unrealized gain	89,076,989
Net increase in net assets resulting from operations	$87,895,424

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2014	March 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(1,181,565)	$381,651
Net realized gain on unaffiliated
investments and options	47,186,632	13,415,517
Net realized gain on affiliated investments (Note 6)	5,308,533	4,371,964
Net realized loss on written options	—	(31,420)
Change in net unrealized appreciation on
investments and options	36,581,824	9,031,010
Net increase in net assets
resulting from operations	87,895,424	27,168,722

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Shares	(316,214)	—
Institutional Shares	(6,310)	—
Total distributions to shareholders	(322,524)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares - Retail Shares(1)	181,374,588	(32,929,585)
Net increase (decrease) in net assets derived
from net change in outstanding
shares - Institutional Shares(1)	5,880,637	(1,031,705)
Total increase (decrease) in net assets
from capital share transactions	187,255,225	(33,961,290)
Total increase (decrease) in net assets	274,828,125	(6,792,568)

NET ASSETS
Beginning of year	142,008,355	148,800,923
End of year	$416,836,480	$142,008,355
Undistributed (Accumulated) net
investment income (loss)	$(406,993)	$322,524

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2014		March 31, 2013
	Shares	Value	Shares	Value
Retail Shares
Shares sold	7,708,169	$251,059,327	300,904	$7,171,530
Shares issued in
reinvestment of
distributions	8,799	305,866	—	—
Shares redeemed(2)	(2,133,431)	(69,990,605)	(1,816,694)	(40,101,115)
Net increase (decrease)	5,583,537	$181,374,588	(1,515,790)	$(32,929,585)

(2)	Net of redemption fees of $103,084 and $457, respectively.

Institutional Shares
Shares sold	171,607	$5,874,327	—	$—
Shares issued in
reinvestment of
distributions	180	6,310	—	—
Shares redeemed	—	—	(45,836)	(1,031,705)
Net increase (decrease)	171,787	$5,880,637	(45,836)	$(1,031,705)

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2014

ASSETS
Investments in unaffiliated securities, at value
(Cost $875,011,430) (Note 2)	$1,088,150,317
Investments in securities of affiliated issuers, at value
(Cost $15,767,013) (Note 6)	27,736,305
Total investments, at value (Cost $890,778,443)	1,115,886,622
Receivables:
Investment securities sold	12,652,230
Fund shares sold	5,910,412
Dividends and interest	215,279
Prepaid expenses	108,831
Total assets	1,134,773,374

LIABILITIES
Payables:
Investment securities purchased	3,126,967
Fund shares redeemed	1,318,857
Investment advisory fees	796,809
Administrative fees	103,919
Custody fees	7,757
Distribution fees	516,816
Fund accounting fees	24,519
Transfer agent fees	97,599
Chief Compliance Officer fees	1,309
Trustee fees	4,697
Other accrued expenses	111,992
Total liabilities	6,111,241
NET ASSETS	$1,128,662,133

COMPONENTS OF NET ASSETS
Paid-in capital	$881,118,606
Accumulated net realized gain on investments and options	22,435,348
Net unrealized appreciation on investments	225,108,179
Net assets	$1,128,662,133

COMPUTATION OF NET ASSET VALUE
Net Asset Value (unlimited shares authorized)
Retail Shares:
Net assets	$991,495,746
Shares of beneficial interest issued and outstanding	52,113,034
Net asset value, offering and redemption price per share	$19.03
Net Asset Value (unlimited shares authorized)
Institutional Shares:
Net assets	$137,166,387
Shares of beneficial interest issued and outstanding	7,064,074
Net asset value, offering and redemption price per share	$19.42

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENT OF OPERATIONS For the Year Ended March 31, 2014

INVESTMENT INCOME
Income
Dividends from unaffiliated investments	$5,367,399
Dividends from affiliated investments (Note 6)	45,900
Interest	19,457
Total investment income	5,432,756

EXPENSES (Note 3)
Investment advisory fees	6,378,881
Distribution fees - Retail Shares	1,675,992
Transfer agent fees - Retail Shares	773,982
Transfer agent fees - Institutional Shares	21,414
Administration fees	381,183
Registration fees	148,057
Fund accounting fees	123,628
Reports to shareholders	81,853
Miscellaneous expenses	45,344
Custody fees	36,599
Audit fees	22,289
Trustee fees	15,796
Chief Compliance Officer fees	9,072
Legal fees	6,313
Insurance expense	3,460
Total expenses	9,723,863
Prior year fees recouped by Advisor	134,201
Net expenses	9,858,064
Net investment loss	(4,425,308)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS
Net realized gain on unaffiliated investments and options	40,566,095
Net realized gain on affiliated investments (Note 6)	2,882,019
Net realized gain on written options	73,169
Change in net unrealized appreciation on investments	146,960,722
Net realized and unrealized gain	190,482,005
Net increase in net assets resulting from operations	$186,056,697

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2014	March 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(4,425,308)	$509,801
Net realized gain on unaffiliated
investments and options	40,566,095	10,561,120
Net realized gain on affiliated investments (Note 6)	2,882,019	20,212
Net realized gain (loss) on written options	73,169	(95,984)
Change in net unrealized appreciation
on investments	146,960,722	55,196,503
Net increase in net assets
resulting from operations	186,056,697	66,191,652

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Shares	—	(571,147)
Institutional Shares	—	(64,747)
	—	(635,894)
From net realized gain:
Retail Shares	(21,833,546)	(6,314,823)
Institutional Shares	(2,472,913)	(559,825)
	(24,306,459)	(6,874,648)
Total distributions to shareholders	(24,306,459)	(7,510,542)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares - Retail Shares(1)	424,433,175	240,909,928
Net increase in net assets derived from net change
in outstanding shares - Institutional Shares(1)	79,576,096	15,647,138
Total increase in net assets
from capital share transactions	504,009,271	256,557,066
Total increase in net assets	665,759,509	315,238,176

NET ASSETS
Beginning of year	462,902,624	147,664,448
End of year	$1,128,662,133	$462,902,624
Accumulated net investment loss	$—	$(370,345)

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2014		March 31, 2013
	Shares	Value	Shares	Value
Retail Shares
Shares sold	31,625,889	$551,801,533	21,575,909	$289,342,157
Shares issued in
reinvestment of
distributions	1,178,112	21,064,645	530,880	6,578,607
Shares redeemed(2)	(8,586,908)	(148,433,003)	(4,143,129)	(55,010,836)
Net increase	24,217,093	$424,433,175	17,963,660	$240,909,928

(2)	Net of redemption fees of $32,906 and $16,358, respectively.

Institutional Shares
Shares sold	4,893,077	$87,230,589	1,330,182	$18,219,421
Shares issued in
reinvestment of
distributions	135,312	2,466,745	49,336	621,730
Shares redeemed(3)	(560,754)	(10,121,238)	(235,811)	(3,194,013)
Net increase	4,467,635	$79,576,096	1,143,707	$15,647,138

(3)	Net of redemption fees of $2,073 and $541, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2014

ASSETS
Investments in unaffiliated securities, at value (Cost $8,711,916) (Note 2)	$10,404,259
Investments in securities of affiliated issuers, at value
(Cost $375,044) (Note 6)	841,750
Total investments, at value (Cost $9,086,960)	11,246,009
Receivables:
Fund shares sold	2,500
Dividends and interest	6,256
Prepaid expenses	20,722
Total assets	11,275,487

LIABILITIES
Payables:
Fund shares redeemed	4,095
Investment advisory fees, net	1,638
Administrative fees	1,195
Custody fees	906
Distribution fees	6,426
Fund accounting fees	910
Transfer agent fees	3,393
Chief Compliance Officer fees	1,950
Trustee fees	1,488
Other accrued expenses	27,484
Total liabilities	49,485
NET ASSETS	$11,226,002

COMPONENTS OF NET ASSETS
Paid-in capital	$8,705,774
Accumulated net investment income	9,210
Accumulated net realized gain on investments	351,969
Net unrealized appreciation on investments	2,159,049
Net assets	$11,226,002

COMPUTATION OF NET ASSET VALUE
Net Asset Value (unlimited shares authorized)
Net assets	$11,226,002
Shares of beneficial interest issued and outstanding	744,505
Net asset value, offering and redemption price per share	$15.08

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

STATEMENT OF OPERATIONS For the Year Ended March 31, 2014

INVESTMENT INCOME
Income
Dividends from unaffiliated investments
(net of $568 foreign withholding tax)	$138,804
Dividends from affiliated investments (Note 6)	1,755
Interest	175
Total investment income	140,734

EXPENSES (Note 3)
Investment advisory fees	57,747
Audit fees	22,534
Distribution fees	22,210
Transfer agent fees	20,873
Registration fees	20,801
Legal fees	6,482
Custody fees	5,060
Trustee fees	4,721
Administration fees	4,403
Fund accounting fees	3,496
Miscellaneous expenses	3,489
Chief Compliance Officer fees	3,385
Insurance expense	2,356
Reports to shareholders	890
Total expenses	178,447
Less: fees waived	(62,953)
Net expenses	115,494
Net investment income	25,240

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on unaffiliated investments	805,654
Net realized gain on affiliated investments (Note 6)	62,341
Change in net unrealized appreciation on investments	1,273,186
Net realized and unrealized gain	2,141,181
Net increase in net assets resulting from operations	$2,166,421

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2014	March 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$25,240	$49,112
Net realized gain on
unaffiliated investments	805,654	663,774
Net realized gain on
affiliated investments (Note 6)	62,341	—
Change in net unrealized
appreciation on investments	1,273,186	118,776
Net increase in net assets
resulting from operations	2,166,421	831,662

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(14,745)	(59,429)
From net realized gain	(1,073,959)	(112,373)
Total distributions to shareholders	(1,088,704)	(171,802)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares(1)	3,515,023	(201,076)
Total increase in net assets	4,592,740	458,784

NET ASSETS
Beginning of year	6,633,262	6,174,478
End of year	$11,226,002	$6,633,262

Undistributed (Accumulated) net
investment income (loss)	$9,210	$(1,285)

(1)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2014		March 31, 2013
	Shares	Value	Shares	Value
Shares sold	226,729	$3,372,337	55,316	$669,172
Shares issued in
reinvestment of
distributions	72,121	1,033,491	13,834	159,540
Shares redeemed(2)	(60,808)	(890,805)	(85,887)	(1,029,788)
Net increase (decrease)	238,042	$3,515,023	(16,737)	$(201,076)

(2)	Net of redemption fees of $62 and $22, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2014

ASSETS
Investments in securities, at value
(Cost $15,825,066) (Note 2)	$19,266,316
Receivables:
Fund shares sold	5,491
Dividends and interest	29,931
Prepaid expenses	20,468
Total assets	19,322,206

LIABILITIES
Payables:
Investment securities purchased	264,872
Distribution to shareholders	17,533
Fund shares redeemed	68,917
Investment advisory fees, net	6,299
Administrative fees	2,930
Custody fees	935
Distribution fees	11,605
Fund accounting fees	1,466
Transfer agent fees	4,223
Chief Compliance Officer fees	1,802
Trustee fees	1,536
Other accrued expenses	29,342
Total liabilities	411,460
NET ASSETS	$18,910,746

COMPONENTS OF NET ASSETS
Paid-in capital	$14,914,593
Accumulated net realized gain on investments	554,903
Net unrealized appreciation on investments	3,441,250
Net assets	$18,910,746

COMPUTATION OF NET ASSET VALUE
Net Asset Value (unlimited shares authorized)
Net assets	$18,910,746
Shares of beneficial interest issued and outstanding	1,318,271
Net asset value, offering and redemption price per share	$14.35

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

STATEMENT OF OPERATIONS For the Year Ended March 31, 2014

INVESTMENT INCOME
Income
Dividends (net of $5,011 foreign withholding tax)	$770,819
Interest	4,076
Total investment income	774,895

EXPENSES (Note 3)
Investment advisory fees	124,790
Distribution fees	47,996
Transfer agent fees	29,670
Audit fees	22,638
Registration fees	22,210
Administration fees	9,533
Legal fees	6,127
Fund accounting fees	5,573
Trustee fees	4,898
Custody fees	4,678
Chief Compliance Officer fees	4,017
Miscellaneous expenses	3,423
Reports to shareholders	2,190
Insurance expense	1,949
Interest expense	1,093
Total expenses	290,785
Less: fees waived	(41,205)
Net expenses	249,580
Net investment income	525,315

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on unaffiliated investments	984,716
Change in net unrealized appreciation on investments	126,009
Net realized and unrealized gain	1,110,725
Net increase in net assets resulting from operations	$1,636,040

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2014	March 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$525,315	$448,208
Net realized gain on unaffiliated investments	984,716	394,330
Change in net unrealized
appreciation on investments	126,009	1,231,323
Net increase in net assets
resulting from operations	1,636,040	2,073,861

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(533,105)	(449,021)
From net realized gain	(683,393)	(267,404)
Total distributions to shareholders	(1,216,498)	(716,425)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares(1)	954,143	(116,340)
Total increase in net assets	1,373,685	1,241,096

NET ASSETS
Beginning of year	17,537,061	16,295,965
End of year	$18,910,746	$17,537,061

(1)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2014		March 31, 2013
	Shares	Value	Shares	Value
Shares sold	318,305	$4,570,074	226,163	$2,961,301
Shares issued in
reinvestment of
distributions	73,139	1,051,969	47,849	613,764
Shares redeemed(2)	(324,567)	(4,667,900)	(286,063)	(3,691,405)
Net increase (decrease)	66,877	$954,143	(12,051)	$(116,340)

(2)	Net of redemption fees of $1,338 and $234, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2014

ASSETS
Investments in unaffiliated securities, at value (Cost $9,078,900) (Note 2)	$9,825,095
Investments in securities of affiliated issuers, at value
(Cost $1,402,116) (Note 6)	2,667,922
Total investments, at value (Cost $10,481,016)	12,493,017
Cash	893
Receivables:
Fund shares sold	390
Dividends and interest	112
Prepaid expenses	18,447
Total assets	12,512,859

LIABILITIES
Payables:
Investment securities purchased	84,332
Investment advisory fees, net	2,315
Administrative fees	1,287
Custody fees	956
Distribution fees	7,392
Fund accounting fees	868
Transfer agent fees	3,491
Chief Compliance Officer fees	1,848
Trustee fees	1,516
Other accrued expenses	26,576
Total liabilities	130,581
NET ASSETS	$12,382,278

COMPONENTS OF NET ASSETS
Paid-in capital	$9,885,757
Accumulated net realized gain on investments	484,520
Net unrealized appreciation on investments	2,012,001
Net assets	$12,382,278

COMPUTATION OF NET ASSET VALUE
Net Asset Value (unlimited shares authorized)
Net assets	$12,382,278
Shares of beneficial interest issued and outstanding	797,339
Net asset value, offering and redemption price per share	$15.53

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

STATEMENT OF OPERATIONS For the Year Ended March 31, 2014

INVESTMENT INCOME
Income
Dividends from unaffiliated investments
(net of $2,161 foreign withholding tax)	$127,683
Dividends from affiliated investments (Note 6)	33,200
Interest	109
Total investment income	160,992

EXPENSES (Note 3)
Investment advisory fees	90,135
Distribution fees	26,510
Audit fees	23,140
Transfer agent fees	21,402
Registration fees	20,595
Legal fees	6,748
Custody fees	5,687
Administration fees	5,258
Trustee fees	4,771
Miscellaneous expenses	3,982
Fund accounting fees	3,889
Chief Compliance Officer fees	3,822
Insurance expense	1,927
Reports to shareholders	797
Total expenses	218,663
Less: fees waived	(70,205)
Net expenses	148,458
Net investment income	12,534

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on unaffiliated investments	905,450
Change in net unrealized appreciation on investments	1,618,939
Net realized and unrealized gain	2,524,389
Net increase in net assets resulting from operations	$2,536,923

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2014	March 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$12,534	$(10,321)
Net realized gain on unaffiliated investments	905,450	1,398,367
Net realized gain on affiliated investments	—	50,422
Change in net unrealized
appreciation (depreciation) on investments	1,618,939	(290,352)
Net increase in net assets
resulting from operations	2,536,923	1,148,116

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(2,169)
From net realized gain	(1,316,821)	(303,375)
Total distributions to shareholders	(1,316,821)	(305,544)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares(1)	2,802,894	(169,615)
Total increase in net assets	4,022,996	672,957

NET ASSETS
Beginning of year	8,359,282	7,686,325
End of year	$12,382,278	$8,359,282
Accumulated net investment loss	$—	$(18,060)

(1)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2014		March 31, 2013
	Shares	Value	Shares	Value
Shares sold	226,084	$3,593,662	96,156	$1,244,157
Shares issued in
reinvestment of
distributions	84,569	1,278,677	26,555	296,434
Shares redeemed(2)	(133,791)	(2,069,445)	(152,579)	(1,710,206)
Net increase (decrease)	176,862	$2,802,894	(29,868)	$(169,615)

(2)	Net of redemption fees of $1,680 and $135, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2014

ASSETS
Investments in unaffiliated securities, at value
(Cost $2,124,033) (Note 2)	$2,198,953
Investments in securities of affiliated issuers, at value
(Cost $33,795) (Note 6)	38,850
Total investments, at value (Cost $2,157,828)	2,237,803
Receivables:
Investment securities sold	39,627
Fund shares sold	19,500
Dividends and interest	1,022
Due from advisor, net	14,761
Prepaid expenses	23,253
Total assets	2,335,966

LIABILITIES
Payables:
Investment securities purchased	30,365
Administrative fees	147
Custody fees	1,196
Distribution fees	1,062
Fund accounting fees	1,827
Transfer agent fees	3,247
Chief Compliance Officer fees	1,217
Trustee fees	1,595
Other accrued expenses	21,440
Total liabilities	62,096
NET ASSETS	$2,273,870

COMPONENTS OF NET ASSETS
Paid-in capital	$2,177,155
Accumulated net realized gain on investments	16,740
Net unrealized appreciation on investments and options	79,975
Net assets	$2,273,870

COMPUTATION OF NET ASSET VALUE
Net Asset Value (unlimited shares authorized)
Net assets	$2,273,870
Shares of beneficial interest issued and outstanding	219,087
Net asset value, offering and redemption price per share	$10.38

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

STATEMENT OF OPERATIONS For the Period Ended March 31, 2014*

INVESTMENT INCOME
Income
Dividends from unaffiliated investments	$4,280
Dividends from affiliated investments (Note 6)	81
Interest	43
Total investment income	4,404

EXPENSES (Note 3)
Audit fees	20,942
Transfer agent fees	6,405
Registration fees	6,270
Investment advisory fees	3,755
Chief Compliance Officer fees	2,384
Fund accounting fees	2,262
Custody fees	1,786
Reports to shareholders	1,709
Trustee fees	1,595
Legal fees	1,283
Distribution fees	1,104
Miscellaneous expenses	531
Administration fees	213
Insurance expense	110
Total expenses	50,349
Less: fees waived	(44,650)
Net expenses	5,699
Net investment loss	(1,295)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS
Net realized gain on unaffiliated investments and options	15,764
Net realized gain on affiliated investments (Note 6)	2,271
Change in net unrealized appreciation on investments and options	79,975
Net realized and unrealized gain	98,010
Net increase in net assets resulting from operations	$96,715

* Fund commenced operations on December 26, 2013.

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2014*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(1,295)
Net realized gain on unaffiliated investments and options	15,764
Net realized gain on affiliated investments (Note 6)	2,271
Change in net unrealized appreciation on investments and options	79,975
Net increase in net assets resulting from operations	96,715

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
From net realized gain	—
Total distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares(1)	2,177,155
Total increase in net assets	2,273,870

NET ASSETS
Beginning of period	—
End of period	$2,273,870

(1)	Summary of capital share transactions is as follows:

	Period Ended
	March 31, 2014*
	Shares	Value
Shares sold	219,087	$2,177,155
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase	219,087	$2,177,155

*	Fund commenced operations on December 26, 2013.

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2014

ASSETS
Investments in unaffiliated securities, at value
(Cost $4,836,456) (Note 2)	$5,040,682
Investments in securities of affiliated issuers, at value
(Cost $196,183) (Note 6)	259,000
Total investments, at value (Cost $5,032,639)	5,299,682
Cash	585
Receivables:
Fund shares sold	9,000
Dividends and interest	1,640
Due from advisor, net	10,936
Prepaid expenses	25,857
Total assets	5,347,700

LIABILITIES
Payables:
Investment securities purchased	43,920
Administrative fees	342
Custody fees	1,169
Distribution fees	2,610
Fund accounting fees	1,712
Transfer agent fees	3,148
Chief Compliance Officer fees	1,217
Trustee fees	1,595
Other accrued expenses	20,642
Total liabilities	76,355
NET ASSETS	$5,271,345

COMPONENTS OF NET ASSETS
Paid-in capital	$5,010,294
Accumulated net investment loss	(5,992)
Net unrealized appreciation on investments	267,043
Net assets	$5,271,345

COMPUTATION OF NET ASSET VALUE
Net Asset Value (unlimited shares authorized)
Net assets	$5,271,345
Shares of beneficial interest issued and outstanding	497,515
Net asset value, offering and redemption price per share	$10.60

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

STATEMENT OF OPERATIONS For the Period Ended March 31, 2014*

INVESTMENT INCOME
Income
Dividends from unaffiliated investments	$7,285
Dividends from affiliated investments (Note 6)	540
Interest	69
Total investment income	7,894

EXPENSES (Note 3)
Audit fees	20,942
Investment advisory fees	9,272
Registration fees	6,367
Transfer agent fees	6,214
Distribution fees	2,727
Chief Compliance Officer fees	2,384
Fund accounting fees	2,262
Custody fees	1,747
Trustee fees	1,595
Legal fees	1,282
Reports to shareholders	928
Miscellaneous expenses	530
Administration fees	527
Insurance expense	110
Total expenses	56,887
Less: fees waived	(41,616)
Net expenses	15,271
Net investment loss	(7,377)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on unaffiliated investments	1,385
Change in net unrealized appreciation on investments	267,043
Net realized and unrealized gain	268,428
Net increase in net assets resulting from operations	$261,051

* Fund commenced operations on December 26, 2013.

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2014*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(7,377)
Net realized gain on unaffiliated investments	1,385
Change in net unrealized appreciation on investments	267,043
Net increase in net assets resulting from operations	261,051

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
From net realized gain	—
Total distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares(1)	5,010,294
Total increase in net assets	5,271,345

NET ASSETS
Beginning of period	—
End of period	$5,271,345
Accumulated net investment loss	$(5,992)

(1)	Summary of capital share transactions is as follows:

	Period Ended
	March 31, 2014*
	Shares	Value
Shares sold	497,515	$5,010,294
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase	497,515	$5,010,294

*	Fund commenced operations on December 26, 2013.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

	Year Ended March 31,
	2014	2013	2012	2011	2010
Retail Shares
Net asset value,
beginning of year	$26.72	$21.64	$23.51	$19.97	$11.23

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)*	(0.14)	0.06	(0.10)	(0.12)	(0.07)
Net realized and
unrealized gain (loss)
on investments	11.09	5.02	(1.77)	3.66	8.80
Total from
investment operations	10.95	5.08	(1.87)	3.54	8.73

LESS DISTRIBUTIONS:
From net investment income	(0.03)	—	—	—	—
From net realized gain	—	—	—	—	—
Total distributions	(0.03)	—	—	—	—
Paid-in capital from redemption
fees (Note 2)	0.01	0.00 **	0.00 **	0.00 **	0.01
Net asset value,
end of year	$37.65	$26.72	$21.64	$23.51	$19.97
Total return	41.04%	23.48%	(7.95)%	17.73%	77.83%

SUPPLEMENTAL DATA:
Net assets, end of
year (millions)	$410.2	$141.9	$147.7	$307.1	$414.5
Portfolio turnover rate	105%	60%	51%	64%	90%

RATIOS:
Ratio of expenses to
average net assets	1.34%	1.43%	1.49%	1.40%	1.37%
Ratio of net investment
income (loss) to
average net assets	(0.43)%	0.28%	(0.45)%	(0.57)%	(0.42)%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year (Continued)

	Year Ended March 31,
	2014	2013	2012	2011	2010
Institutional Shares
Net asset value,
beginning of year	$26.95	$21.81	$23.63	$20.01	$11.23

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)*	(0.06)	0.20	(0.02)	0.05	(0.03)
Net realized and
unrealized gain (loss)
on investments	11.21	4.94	(1.80)	3.57	8.81
Total from
investment operations	11.15	5.14	(1.82)	3.62	8.78

LESS DISTRIBUTIONS:
From net investment income	(0.07)	—	—	—	—
From net realized gain	—	—	—	—	—
Total distributions	(0.07)	—	—	—	—
Net asset value,
end of year	$38.03	$26.95	$21.81	$23.63	$20.01
Total return	41.38%	23.57%	(7.70)%	18.09%	78.18%

SUPPLEMENTAL DATA:
Net assets,
end of year (millions)	$6.7	$0.1	$1.1	$1.2	$7.7
Portfolio turnover rate	105%	60%	51%	64%	90%

RATIOS:
Ratio of expenses to
average net assets	1.01%	1.14%	1.18%	1.04%	1.06%
Ratio of net investment
income (loss) to
average net assets	(0.17)%	0.95%	(0.09)%	0.27%	(0.18)%

*	Calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

	Year Ended March 31,
	2014	2013	2012	2011	2010
Retail Shares
Net asset value,
beginning of year	$15.16	$12.95	$12.58	$9.37	$4.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)*	(0.11)	0.02	(0.11)	(0.09)	(0.06)
Net realized and unrealized
gain on investments	4.50	2.55	1.14	3.50	4.56
Total from
investment operations	4.39	2.57	1.03	3.41	4.50

LESS DISTRIBUTIONS:
From net investment income	—	(0.03)	—	—	—
From net realized gain	(0.52)	(0.33)	(0.66)	(0.20)	—
Total distributions	(0.52)	(0.36)	(0.66)	(0.20)	—
Paid-in capital from redemption
fees (Note 2)	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value,
end of year	$19.03	$15.16	$12.95	$12.58	$9.37
Total return	29.19%	20.40%	8.90%	36.76%	92.40%

SUPPLEMENTAL DATA:
Net assets, end of
year (millions)	$991.5	$422.9	$128.6	$67.8	$35.5
Portfolio turnover rate	58%	69%	88%	109%	102%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees recouped
and expenses absorbed	1.33%	1.38%	1.47%	1.56%	2.01%
After fees recouped
and expenses absorbed	1.35%	1.40%	1.40%	1.40%	1.40%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees recouped
and expenses absorbed	(0.60)%	0.20%	(0.97)%	(0.98)%	(1.42)%
After fees recouped
and expenses absorbed	(0.62)%	0.18%	(0.90)%	(0.82)%	(0.81)%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year (Continued)

	Year Ended March 31,
	2014	2013	2012	2011	2010
Institutional Shares
Net asset value,
beginning of year	$15.41	$13.12	$12.70	$9.38	$4.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)*	(0.05)	0.05	(0.08)	(0.04)	(0.05)
Net realized and
unrealized gain
on investments	4.58	2.60	1.16	3.56	4.56
Total from
investment operations	4.53	2.65	1.08	3.52	4.51

LESS DISTRIBUTIONS:
From net investment income	—	(0.03)	—	—	—
From net realized gain	(0.52)	(0.33)	(0.66)	(0.20)	—
Total distributions	(0.52)	(0.36)	(0.66)	(0.20)	—
Paid-in capital from
redemption fees (Note 2)	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value,
end of year	$19.42	$15.41	$13.12	$12.70	$9.38
Total return	29.62%	20.79%	9.22%	37.90%	92.61%

SUPPLEMENTAL DATA:
Net assets,
end of year (millions)	$137.2	$40.0	$19.1	$2.6	$0.3
Portfolio turnover rate	58%	69%	88%	109%	102%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees recouped
and expenses absorbed	1.00%	1.04%	1.15%	1.30%	1.76%
After fees recouped
and expenses absorbed	1.02%	1.07%	1.15%	1.15%	1.15%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees recouped
and expenses absorbed	(0.27)%	0.41%	(0.64)%	(0.54)%	(1.22)%
After fees recouped
and expenses absorbed	(0.29)%	0.38%	(0.64)%	(0.39)%	(0.61)%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

					September 10,
					2009*
					through
	Year Ended March 31,				March 31,
	2014	2013	2012	2011	2010
Net asset value,
beginning of year/period	$13.10	$11.80	$11.28	$10.73	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.04	0.09	0.08	0.04	0.01
Net realized and unrealized
gain on investments	3.61	1.56	0.52	0.87	0.72
Total from
investment operations	3.65	1.65	0.60	0.91	0.73

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.12)	(0.08)	(0.03)	—
From net realized gain	(1.65)	(0.23)	—	(0.33)	—
Total distributions	(1.67)	(0.35)	(0.08)	(0.36)	—
Paid-in capital from
redemption fees (Note 2)	0.00 ***	0.00 ***	0.00 ***	0.00 ***	0.00	***
Net asset value,
end of year/period	$15.08	$13.10	$11.80	$11.28	$10.73
Total return	28.57%	14.36%	5.37%	8.73%	7.30	%^

SUPPLEMENTAL DATA:
Net assets, end of
year/period (millions)	$11.2	$6.6	$6.2	$6.4	$4.9
Portfolio turnover rate	71%	46%	53%	46%	31	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	2.01%	2.47%	2.51%	2.50%	5.01	%+
After fees waived
and expenses absorbed	1.30%	1.30%	1.30%	1.30%	1.30	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.43)%	(0.38)%	(0.50)%	(0.79)%	(3.62	)%+
After fees waived
and expenses absorbed	0.28%	0.79%	0.71%	0.41%	0.09	%+
*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

					September 10,
					2009*
					through
	Year Ended March 31,				March 31,
	2014	2013	2012	2011	2010
Net asset value,
beginning of year/period	$14.01	$12.90	$12.21	$10.93	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.39	0.36	0.31	0.32	0.20
Net realized and unrealized
gain on investments	0.87	1.34	0.80	1.45	0.88
Total from
investment operations	1.26	1.70	1.11	1.77	1.08

LESS DISTRIBUTIONS:
From net investment income	(0.40)	(0.37)	(0.30)	(0.31)	(0.15)
From net realized gain	(0.52)	(0.22)	(0.12)	(0.18)	—
Total distributions	(0.92)	(0.59)	(0.42)	(0.49)	(0.15)
Paid-in capital from
redemption fees (Note 2)	0.00 ***	0.00 ***	0.00 ***	0.00 ***	0.00	***
Net asset value,
end of year/period	$14.35	$14.01	$12.90	$12.21	$10.93
Total return	9.08%	13.64%	9.31%	16.69%	10.75	%^

SUPPLEMENTAL DATA:
Net assets, end of
year/period(millions)	$18.9	$17.5	$16.3	$11.5	$5.4
Portfolio turnover rate	41%	49%	30%	34%	33	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.51%	1.68%	1.76%	2.11%	4.96	%+
After fees waived
and expenses absorbed	1.30%	1.30%	1.30%	1.30%	1.30	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	2.53%	2.43%	2.07%	2.06%	(0.30	)%+
After fees waived
and expenses absorbed	2.74%	2.81%	2.53%	2.87%	3.36	%+

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

						September 10,
						2009*
						through
	Year Ended March 31,					March 31,
	2014	2013		2012	2011	2010
Net asset value,
beginning of year/period	$13.47	$11.82		$13.60	$11.84	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)**	0.02	(0.02)		(0.06)	(0.12)	(0.04)
Net realized and
unrealized gain (loss)
on investments	3.80	2.23		(1.52)	2.03	1.88
Total from
investment operations	3.82	2.21		(1.58)	1.91	1.84

LESS DISTRIBUTIONS:
From net investment income	—	(0.00	)***	—	—	—
From net realized gain	(1.76)	(0.56)		(0.20)	(0.15)	—
Total distributions	(1.76)	(0.56)		(0.20)	(0.15)	—
Paid-in capital from redemption
fees (Note 2)	0.00 ***	0.00	***	0.00 ***	0.00 ***	—
Net asset value,
end of year/period	$15.53	$13.47		$11.82	$13.60	$11.84
Total return	28.71%	19.75%		(11.38)%	16.24%	18.40	%^

SUPPLEMENTAL DATA:
Net assets, end of
year/period (millions)	$12.4	$8.4		$7.7	$10.1	$7.5
Portfolio turnover rate	131%	126%		69%	91%	29	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	2.06%	2.54%		2.33%	2.16%	4.48	%+
After fees waived
and expenses absorbed	1.40%	1.40%		1.40%	1.40%	1.40	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.54)%	(1.29)%		(1.42)%	(1.70)%	(3.72	)%+
After fees waived and
expenses absorbed	0.12%	(0.15)%		(0.49)%	(0.94)%	(0.64	)%+

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	December 26,
	2013*
	through
	March 31,
	2014
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01	)**
Net realized and unrealized gain on investments	0.39
Total from investment operations	0.38

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gain	—
Total distributions	—
Net asset value, end of period	$10.38
Total return	3.80	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$2.3
Portfolio turnover rate	35	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived	11.40	%+
After fees waived	1.29	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived	(10.40	)%+
After fees waived	(0.29	)%+

*	Fund commenced operations on December 26, 2013.
**	Calculated based on the average number of shares outstanding.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	December 26,
	2013*
	through
	March 31,
	2014
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02	)**
Net realized and unrealized gain on investments	0.62
Total from investment operations	0.60

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gain	—
Total distributions	—
Net asset value, end of period	$10.60
Total return	6.00	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$5.3
Portfolio turnover rate	6	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived	5.21	%+
After fees waived	1.40	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived	(4.49	)%+
After fees waived	(0.68	)%+

*	Fund commenced operations on December 26, 2013.
**	Calculated based on the average number of shares outstanding.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014

NOTE 1 – ORGANIZATION

The Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, Hodges Pure Contrarian Fund, Hodges Small Intrinsic Value Fund, and Hodges Small-Mid Cap Fund, (each a “Fund” and collectively the “Funds”) are series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund are diversified and the Hodges Pure Contrarian Fund is non-diversified. The Hodges Fund commenced operations on October 9, 1992.  The Hodges Fund currently offers two classes of shares: Retail Class and Institutional Class.  The Retail Class commenced operations on October 9, 1992 and the Institutional Class commenced operations on December 12, 2008. The Hodges Small Cap Fund commenced operations on December 18, 2007.  The Hodges Small Cap Fund currently offers two classes of shares: Retail Class and Institutional Class.  The Retail Class commenced operations on December 18, 2007 and the Institutional Class commenced operations on December 12, 2008.  The Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund commenced operations on September 10, 2009 and offer a Retail Class of shares only.  The Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund commenced operations on December 26, 2013 and offer a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Pure Contrarian Fund, Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund is long-term capital appreciation.   The investment objective of the Hodges Equity Income Fund is to seek income and long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which, when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available, or if the closing price doesn’t represent fair value, are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

The following are summaries of the inputs used to value the Funds’ net assets as of March 31, 2014. See the Schedules of Investments for industry breakouts:

Hodges Fund:
	Level 1	Level 2	Level 3	Total
Common
Stocks	$357,710,093	$—	$—	$357,710,093
Partnerships
& Trusts	33,625,841	—	—	33,625,841
Call Options
Purchased	—	7,989,500	—	7,989,500
Short-Term
Investments	21,947,160	—	—	21,947,160
Total
Investments
in Securities	$413,283,094	$7,989,500	$—	$421,272,594

Hodges Small Cap Fund:
	Level 1	Level 2	Level 3	Total
Common
Stocks	$973,056,594	$—	$—	$973,056,594
Partnerships
& Trusts	52,283,000	—	—	52,283,000
Short-Term
Investments	90,547,028	—	—	90,547,028
Total
Investments
in Securities	$1,115,886,622	$—	$—	$1,115,886,622

Hodges Blue Chip 25 Fund:
	Level 1	Level 2	Level 3	Total
Common
Stocks	$10,249,562	$—	$—	$10,249,562
Partnerships
& Trusts	841,750	—	—	841,750
Short-Term
Investments	154,697	—	—	154,697
Total
Investments
in Securities	$11,246,009	$—	$—	$11,246,009

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

Hodges Equity Income Fund:
	Level 1	Level 2	Level 3	Total
Common
Stocks	$16,956,549	$—	$—	$16,956,549
Partnerships
& Trusts	1,835,401	—	—	1,835,401
Short-Term
Investments	474,366	—	—	474,366
Total
Investments
in Securities	$19,266,316	$—	$—	$19,266,316

Hodges Pure Contrarian Fund:
	Level 1	Level 2	Level 3	Total
Common
Stocks	$10,606,290	$—	$—	$10,606,290
Partnerships
& Trusts	873,200	—	—	873,200
Short-Term
Investments	1,013,527	—	—	1,013,527
Total
Investments
in Securities	$12,493,017	$—	$—	$12,493,017

Hodges Small Intrinsic Value Fund:
	Level 1	Level 2	Level 3	Total
Common
Stocks	$1,893,142	$—	$—	$1,893,142
Partnerships
& Trusts	170,210	—	—	170,210
Call Options
Purchased	—	4,800	—	4,800
Short-Term
Investments	169,651	—	—	169,651
Total
Investments
in Securities	$2,233,003	$4,800	$—	$2,237,803

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

Hodges Small-Mid Cap Fund:
	Level 1	Level 2	Level 3	Total
Common
Stocks	$4,667,133	$—	$—	$4,667,133
Partnerships
& Trusts	259,000	—	—	259,000
Short-Term
Investments	373,549	—	—	373,549
Total
Investments
in Securities	$5,299,682	$—	$—	$5,299,682

The Funds record transfers at the end of each reporting period.  The following is a summary of transfers between Level 1 and Level 2 for the Hodges Pure Contrarian Fund for the fiscal year ended March 31, 2014:

Transfers into Level 1	$633,372
Transfers out of Level 1	—
Net Transfers in and/or out of Level 1	$633,372
Transfers into Level 2	$—
Transfers out of Level 2	(633,372)
Net Transfers in and/or out of Level 2	$(633,372)

The transfers were due to an increase in trading volume of a security.

The Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund did not have transfers into or out of Levels 1, 2, or 3 for the fiscal year/period ended March 31, 2014.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund may invest in options, traded on U.S. and foreign exchanges, on equities, debt and stock indices as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position and to effect closing transactions.  Each Fund may write covered put and call options on

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.

Balance Sheet

Fair values of derivative instruments as of March 31, 2014:

Hodges Fund

	Asset Derivatives as of		Liability Derivatives as of
	March 31, 2014		March 31, 2014
Derivative	Balance Sheet		Balance Sheet
Instruments	Location	Fair Value	Location	Fair Value
Equity Contracts:	Investments in
Call Options	unaffiliated
Purchased	securities,
	at value	$7,989,500	None	$—
Total		$7,989,500		$—

Hodges Small Intrinsic Value Fund

	Asset Derivatives as of		Liability Derivatives as of
	March 31, 2014		March 31, 2014
Derivative	Balance Sheet		Balance Sheet
Instruments	Location	Fair Value	Location	Fair Value
Equity Contracts:	Investments in
Call Options	unaffiliated
Purchased	securities,
	at value	$4,800	None	$—
Total		$4,800		$—

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the fiscal year/period ended March 31, 2014:

Hodges Fund
Change in Unrealized
Appreciation
Derivative	Location of Gain	Realized Gain	(Depreciation)
Instruments	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Equity	Realized and Unrealized
Contracts:	Gain (Loss) on
Call Options	Investments and Options	$908,930	$113,670
Purchased

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

Hodges Small Cap Fund
Change in Unrealized
Appreciation
Derivative	Location of Gain	Realized Gain	(Depreciation)
Instruments	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Equity	Realized and Unrealized
Contracts:	Gain (Loss) on
Call Options	Investments and Options	$ 73,169	$ —
Written

Hodges Small Intrinsic Value Fund
Change in Unrealized
Appreciation
Derivative	Location of Gain	Realized Gain	(Depreciation)
Instruments	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Equity	Realized and Unrealized
Contracts:	Gain (Loss) on
Call Options	Investments and Options	$ —	$ 1,577
Purchased

B.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

As of March 31, 2014, the Funds did not defer any post-October losses.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

At March 31, 2014, the Funds deferred, on a tax basis, late year losses, which will be recognized in the following year:

Hodges Fund	$406,993
Hodges Small Cap Fund	—
Hodges Blue Chip 25 Fund	—
Hodges Equity Income Fund	—
Hodges Pure Contrarian Fund	—
Hodges Small Intrinsic Value Fund	—
Hodges Small-Mid Cap Fund	5,992

For the fiscal year/period ended March 31, 2014, the Funds had the following capital loss carryovers available for federal income tax purposes:

Expiring March 31,
	2018	2019
Hodges Fund	$65,947,301	$4,036,303
Hodges Small Cap Fund	—	—
Hodges Blue Chip 25 Fund	—	—
Hodges Equity Income Fund	—	—
Hodges Pure Contrarian Fund	—	—
Hodges Small Intrinsic Value	—	—
Hodges Small-Mid Cap Fund	—	—

The Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of March 31, 2014, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains, if any, on securities for the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Pure Contrarian Fund, Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund are normally declared and paid on an annual basis.  Distributions to shareholders from net investment income for the Hodges Equity Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Funds may purchase call and put options on securities and indices.  As the holder of a call option, each Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As a holder of a put option, each Fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Funds may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if a Fund enters into a closing sale transaction, a gain or loss is realized.  If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  Each Fund may write (sell) covered put and call options on securities, security indices and currencies in which it may invest. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

The activity in options written during the year ended March 31, 2014, for the Hodges Small Cap Fund is as follows:

Premiums
	Contracts	Received
Options outstanding, beginning of year	—	$—
Options written	564	73,169
Options exercised	—	—
Options expired	(564)	(73,169)
Options closed	—	—
Options outstanding, end of year	—	—

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.  The Hodges Fund Retail Class, Hodges Small Cap Fund Retail Class, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, Hodges Pure Contrarian Fund, Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund charge a redemption fee equal to 1% of the net amount of redemption if redeemed within 30 calendar days after purchase.  The Institutional Classes of the Hodges Fund and Hodges Small Cap Fund charge a redemption fee equal to 1% of the net amount of redemption if redeemed within 60 calendar days after purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

H.
Illiquid Securities. A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year/period ended March 31, 2014, the following adjustments were made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-in
	Income/(Loss)	Gain/(Loss)	Capital
Hodges Fund	$774,572	$—	$(774,572)
Hodges Small Cap Fund	4,795,653	(4,795,653)	—
Hodges Blue Chip 25 Fund	—	—	—
Hodges Equity Income Fund	7,790	(7,790)	—
Hodges Pure Contrarian Fund	5,526	(5,526)	—
Hodges Small Intrinsic Value Fund	1,295	(1,295)	—
Hodges Small-Mid Cap Fund	1,385	(1,385)	—

J.
Guarantees and Indemnifications.  In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

K.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

L.
Recent Accounting Pronouncement. In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management has evaluated and adopted ASU 2013-01 and has determined there is no impact to the Funds.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Hodges Capital Management, Inc. (the “Advisor”) provides the Funds with investment management services under respective Investment Advisory Agreements (the “Agreements”).  Under the Agreements, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Hodges Small Cap Fund, Hodges Pure Contrarian Fund, Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund, and 0.65% for the Hodges Blue Chip 25 Fund and Hodges Equity Income Fund, based upon the average daily net assets of each Fund.  For the fiscal year/period ended March 31, 2014, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, Hodges Pure Contrarian Fund, Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund incurred $2,347,644, $6,378,881, $57,747, $124,790, $90,135, $3,755 and $9,272, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to limit Fund expenses as follows by reducing all or a portion of its fees and reimbursing the Fund expenses so that its ratio of expenses to average net assets will not exceed:

Hodges Small Cap Fund – Retail Shares	1.40%
Hodges Small Cap Fund – Institutional Shares	1.15%
Hodges Blue Chip 25 Fund	1.30%
Hodges Equity Income Fund	1.30%
Hodges Pure Contrarian Fund	1.40%
Hodges Small Intrinsic Value Fund	1.29%
Hodges Small-Mid Cap Fund	1.40%

Any fees waived and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

absorption relates, provided the aggregate amount of the respective Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval.  For the fiscal year ended March 31, 2014, the Advisor recouped $134,201 in fees for the Hodges Small Cap Fund.  For the fiscal year/period ended March 31, 2014, the Advisor waived $62,953, $41,205, $70,205, $44,650, and $41,616 in fees for the Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, Hodges Pure Contrarian Fund, Hodges Small Intrinsic Value Fund, and Hodges Small-Mid Cap Fund, respectively.

At March 31, 2014, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, Hodges Pure Contrarian Fund, Hodges Small Intrinsic Value Fund, and Hodges Small-Mid Cap Fund that may be recouped was $206,198, $162,245, $226,733, $44,650, and $41,616, respectively.  The Advisor may recapture portions of the above amounts no later than the dates stated below:

	March 31,	March 31,	March 31,
	2015	2016	2017
Hodges Blue Chip 25 Fund	$70,330	$72,915	$62,953
Hodges Equity Income Fund	$60,863	$60,177	$41,205
Hodges Pure Contrarian Fund	$75,394	$81,134	$70,205
Hodges Small Intrinsic Value Fund	$—	$—	$44,650
Hodges Small-Mid Cap Fund	$—	$—	$41,616

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds.  Fees paid by the Funds for Administration and Chief Compliance Officer services for the fiscal year/period ended March 31, 2014, are disclosed in the Statements of Operations.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. (the “Custodian”) serves as custodian to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund’s Retail Shares may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of each Fund.  The fee is paid to the Distributor for the sale and distribution of a Fund’s shares and services it provides to shareholders.  Fees paid by the Funds to the Distributor for services for the fiscal year/period ended March 31, 2014, are disclosed in the Statements of Operations.

For the fiscal year/period ended March 31, 2014, First Dallas Securities, an affiliate of the Advisor, received $645,286, $1,223,228, $5,707, $10,716, $58,628, $4,356, and $3,316 in brokerage commissions with respect to the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, Hodges Pure Contrarian Fund, Hodges Small Intrinsic Value Fund, and Hodges Small-Mid Cap Fund’s portfolio transactions, respectively.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities for the Funds, excluding short-term investments, for the fiscal year/period ended March 31, 2014, are as follows:

	Purchases	Sales
Hodges Fund	$432,593,698	$260,454,587
Hodges Small Cap Fund	799,625,928	405,826,914
Hodges Blue Chip 25 Fund	8,331,014	5,930,162
Hodges Equity Income Fund	8,333,447	7,706,787
Hodges Pure Contrarian Fund	14,460,326	13,404,570
Hodges Small Intrinsic Value Fund	2,451,891	481,877
Hodges Small-Mid Cap Fund	4,893,783	236,079

There were no purchases or sales of U.S. Government obligations for the fiscal year/period ended March 31, 2014.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2014 and March 31, 2013 for each Fund was as follows:

Hodges Fund
	March 31, 2014	March 31, 2013
Distributions paid from:
Long-term capital gain	$—	$—
Ordinary income	$322,524	$—

Hodges Small Cap Fund
	March 31, 2014	March 31, 2013
Distributions paid from:
Long-term capital gain*	$22,060,354	$6,874,648
Ordinary income	$2,246,105	$635,894

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Blue Chip Fund
	March 31, 2014	March 31, 2013
Distributions paid from:
Long-term capital gain*	$884,474	$75,532
Ordinary income	$204,230	$96,270

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Equity Income Fund
	March 31, 2014	March 31, 2013
Distributions paid from:
Long-term capital gain*	$692,639	$264,676
Ordinary income	$523,859	$451,749

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Pure Contrarian Fund
	March 31, 2014	March 31, 2013
Distributions paid from:
Long-term capital gain*	$685,203	$160,958
Ordinary income	$631,618	$144,586

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

For the fiscal period ended March 31, 2014, there were no distributions for the Hodges Small Intrinsic Value Fund or the Hodges Small-Mid Cap Fund.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:

			Hodges
	Hodges Fund		Small Cap Fund
Cost of investments	$358,801,062		$891,281,981	a
Gross tax unrealized appreciation	85,366,640		250,087,906
Gross tax unrealized depreciation	(22,895,108)		(25,483,265)
Net tax unrealized appreciation	62,471,532		224,604,641
Undistributed ordinary income	—		7,818,728
Undistributed long-term capital gain	—		15,162,908
Total distributable earnings	—		22,981,636
Other accumulated loss	(70,390,597)		(42,750)
Total accumulated gain/(loss)	$(7,919,065)		$247,543,527

	Hodges Blue		Hodges Equity
	Chip 25 Fund		Income Fund
Cost of investments	$9,160,519	a	$15,825,066
Gross tax unrealized appreciation	2,192,495		3,735,437
Gross tax unrealized depreciation	(107,005)		(294,187)
Net tax unrealized appreciation	2,085,490		3,441,250
Undistributed ordinary income	116,015		—
Undistributed long-term capital gain	318,723		554,903
Total distributable earnings	434,738		554,903
Other accumulated loss	—		—
Total accumulated gain/(loss)	$2,520,228		$3,996,153

a  The difference between book basis and tax basis unrealized appreciation was attributable to the treatment of wash sales.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

	Hodges Pure		Hodges Small
	Contrarian		Intrinsic
	Fund		Value Fund
Cost of investments	$10,483,076	a	$2,157,828
Gross tax unrealized appreciation	2,205,712		142,124
Gross tax unrealized depreciation	(195,771)		(62,149)
Net tax unrealized appreciation	2,009,941		79,975
Undistributed ordinary income	421,604		16,740
Undistributed long-term capital gain	64,976		—
Total distributable earnings	486,580		16,740
Other accumulated loss	—		—
Total accumulated gain/(loss)	$2,496,521		$96,715

	Hodges
	Small-Mid
	Cap Fund
Cost of investments	$5,032,639
Gross tax unrealized appreciation	393,356
Gross tax unrealized depreciation	(126,313)
Net tax unrealized appreciation	267,043
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated loss	(5,992)
Total accumulated gain/(loss)	$261,051

a  The difference between book basis and tax basis unrealized appreciation was attributable to the treatment of wash sales.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the 1940 Act, are companies 5% or more of whose outstanding voting shares are held by the Funds or the Advisor.  For the fiscal year/period ended March 31, 2014, the Funds had the following transactions with affiliated companies:

Hodges Fund

As of March 31, 2014, the market value of all securities of affiliated companies held in the Hodges Fund amounted to $58,745,361 representing 14.1% of net assets.

	Share			Share
	Balance			Balance	Realized		Value
	March 31,			March 31,	Gain	Dividend	March 31,	Acquisition
	2013	Purchases	Sales	2014	(Loss)	Income	2014	Cost
A.H. Belo
Corp. –
Class A	1,020,000	180,000	—	1,200,000	$—	$341,200	$13,896,000	$4,138,202
A.T. Cross
Co./Costa,
Inc.(a)	324,600	15,000	339,600	—	$5,308,533	$—	$—	$—
Luby’s,
Inc.	1,295,000	527,000	—	1,822,000	$—	$—	$11,223,520	$12,864,357
Texas
Pacific
Land Trust	259,659	—	—	259,659	$—	$70,108	$33,625,841	$7,734,848
Total					$5,308,533	$411,308	$58,745,361	$24,737,407

(a) A.T. Cross Co. changed its name to Costa, Inc. effective September 25, 2013.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

Hodges Small Cap Fund

As of March 31, 2014, the market value of all securities of affiliated companies held in the Hodges Small Cap Fund amounted to $27,736,305, representing 2.5% of net assets.

	Share				Share
	Balance				Balance	Realized		Value
	March 31,				March 31,	Gain	Dividend	March 31,	Acquisition
	2013	Purchases	Sales		2014	(Loss)	Income	2014	Cost
A.T. Cross
Co./Costa,
Inc.(a)	340,400	125,500	465,900	(b)	—	$4,200,727	$—	$—	$—
Luby’s,
Inc.	540,600	309,400	597,206		252,794	$(1,253,054)	$—	$1,557,211	$1,612,199
Parametric
Sound
Corp.	—	364,286	68,120		296,166	$(65,654)	$—	$4,164,094	$4,146,324
Texas
Pacific
Land Trust	110,000	60,000	—		170,000	$—	$45,900	$22,015,000	$10,008,490
Total						$2,882,019	$45,900	$27,736,305	$15,767,013

(a) A.T. Cross Co. changed its name to Costa, Inc. effective September 25, 2013.

(b) Included in sales is a cash tender, ex-date and pay date February 3, 2014, at $21.50 per share.

Hodges Blue Chip 25 Fund

As of March 31, 2014, the market value of all securities of affiliated companies held in the Hodges Blue Chip 25 Fund amounted to $841,750, representing 7.5% of net assets.

	Share			Share
	Balance			Balance	Realized		Value
	March 31,			March 31,	Gain	Dividend	March 31,	Acquisition
	2013	Purchases	Sales	2014	(Loss)	Income	2014	Cost
Texas
Pacific
Land Trust	5,000	2,500	1,000	6,500	$62,341	$1,755	$841,750	$375,044
Total					$62,341	$1,755	$841,750	$375,044

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

Hodges Pure Contrarian Fund

As of March 31, 2014, the market value of all securities of affiliated companies held in the Hodges Pure Contrarian Fund amounted to $2,667,922 representing 21.5% of net assets.

	Share			Share
	Balance			Balance	Realized		Value
	March 31,			March 31,	Gain	Dividend	March 31,	Acquisition
	2013	Purchases	Sales	2014	(Loss)	Income	2014	Cost
A.H. Belo
Corp. –
Class A	70,000	52,500	—	122,500	$—	$33,200	$1,418,550	$666,298
Instrusion,
Inc.	217,379	58,000	—	275,379	$—	$—	$633,372	$185,819
Luby’s, Inc.	52,000	48,000	—	100,000	$—	$—	$616,000	$549,999
Total					$—	$33,200	$2,667,922	$1,402,116

Hodges Small Intrinsic Value Fund

As of March 31, 2014, the market value of all securities of affiliated companies held in the Hodges Small Intrinsic Value Fund amounted to $38,850, representing 1.7% of net assets.

	Share			Share
	Balance			Balance	Realized		Value
	Dec. 26,			March 31,	Gain	Dividend	March 31,	Acquisition
	2013(a)	Purchases	Sales	2014	(Loss)	Income	2014	Cost
Texas
Pacific
Land Trust	—	400	100	300	$2,271	$81	$38,850	$33,795
Total					$2,271	$81	$38,850	$33,795

(a) The Fund commenced operations on December 26, 2013.

Hodges Small-Mid Cap Fund

As of March 31, 2014, the market value of all securities of affiliated companies held in the Hodges Small-Mid Cap Fund amounted to $259,000, representing 4.9% of net assets.

	Share			Share
	Balance			Balance	Realized		Value
	Dec. 26,			March 31,	Gain	Dividend	March 31,	Acquisition
	2013(a)	Purchases	Sales	2014	(Loss)	Income	2014	Cost
Texas
Pacific
Land Trust	—	2,000	—	2,000	$—	$540	$259,000	$196,183
Total					$—	$540	$259,000	$196,183

(a) The Fund commenced operations on December 26, 2013.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Continued)

Hodges Equity Income Fund

As of March 31, 2014, the Hodges Equity Income Fund did not hold any securities in affiliated companies.

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  The maximum lines of credit as of March 31, 2014 for the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund are $14,000,000, $40,000,000, $600,000, $1,500,000, and $700,000, respectively. As of March 31, 2014, the Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund did not have a line of credit.  For the year ended March 31, 2014, the average interest rate on the outstanding principal amount was 3.25%.  Advances are not collateralized by a first lien against each Fund’s assets.  During the year ended March 31, 2014, the Hodges Equity Income Fund had an outstanding average daily loan balance of $13,689.  The maximum amount outstanding during the year ended March 31, 2014, was $317,000 for the Hodges Equity Income Fund. Interest expense for the year ended March 31, 2014, amounted to $1,093 for the Hodges Equity Income Fund. During the year ended March 31, 2014, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, and Hodges Pure Contrarian Fund did not utilize their lines of credit. At March 31, 2014, none of the Funds had a loan payable balance.

Hodges Mutual Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Hodges Funds and the
Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, Hodges Pure Contrarian Fund, Hodges Small Intrinsic Value Fund, and Hodges Small- Mid Cap Fund, each a series of Professionally Managed Portfolios, including the schedules of investments, as of March 31, 2014, and for the Hodges Fund and Hodges Small Cap Fund the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the years then ended, and the financial highlights for each of the five years in the period then ended, and for Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each the four years in the period then ended and for the period September 10, 2009 (commencement of operations) to March 31, 2010, and for Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund the statement of operations, statement of changes in net assets, and the financial highlights for the period December 26, 2013 (commencement of operations) to March 31, 2014.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, Hodges Pure Contrarian Fund, Hodges Small Intrinsic Value Fund, and Hodges Small-Mid Cap Fund  as of March 31, 2014, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
May 29, 2014

Hodges Mutual Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name,	with the	Length of	During	Overseen	Held During
Address and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust
Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	7	Director, PNC
(born 1943)	and	Term;	Talon Industries, Inc.		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	(business consulting);
Fund Services, LLC		May	formerly, Executive
2020 E. Financial Way		1991.	Vice President and
Suite 100			Chief Operating Officer,
Glendora, CA 91741			Integrated Asset
Management (investment
advisor and manager)
and formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	7	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive Officer,		The Univ. of
Fund Services, LLC		May	Rockefeller Trust Co.,		Virginia Law
2020 E. Financial Way		1991.	(prior thereto Senior		School Fdn.
Suite 100			Vice President), and
Glendora, CA 91741			Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

Hodges Mutual Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name,	with the	Length of	During	Overseen	Held During
Address and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years
Eric W. Falkeis	Trustee	Indefinite	Chief Operating	7	None.
(born 1973)		Term;	Officer, Direxion
c/o U.S. Bancorp		Since	Funds since 2013;
Fund Services, LLC		September	formerly, Senior
2020 E. Financial Way		2011.	Vice President, and
Suite 100			Chief Financial Officer
Glendora, CA 91741			(and other positions),
U.S. Bancorp Fund
Services, LLC,
(1997-2013).

Carl A. Froebel	Trustee	Indefinite	Formerly President	7	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bancorp		Since	National Investor
Fund Services, LLC		May	Data Services, Inc.
2020 E. Financial Way		1991.	(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	7	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
c/o U.S. Bancorp		Since	Executive Vice		Managers
Fund Services, LLC		May	President, Investment		Funds; Trustee,
2020 E. Financial Way		1991.	Company Administration,		Managers
Suite 100			LLC (mutual fund		AMG Funds,
Glendora, CA 91741			administrator).		Aston Funds;
Advisory Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

Hodges Mutual Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name,	with the	Length of	During	Overseen	Held During
Address and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years
Officers of the Trust
Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March	Officer, U.S.
2020 E. Financial Way		2013.	Bancorp Fund
Suite 100	Secretary	Indefinite	Services, LLC,
Glendora, CA 91741		Term;	since July 2007.
Since
February
2008.

Eric C. VanAndel	Treasurer	Indefinite	Vice President,	Not	Not
(born 1975)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		April	LLC, since
615 East Michigan St.		2013.	April 2005.
Milwaukee, WI 53202

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compliance	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Compliance Officer
Fund Services, LLC		July 2011.	(and other positions),
615 East Michigan St.	Anti-	Indefinite	U.S. Bancorp Fund
Milwaukee, WI 53202	Money	Term;	Services, LLC since
	Laundering	Since	August 2004.
	Officer	July 2011.
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

HODGES SMALL INTRINSIC VALUE FUND
HODGES SMALL-MID CAP FUND

At a meeting held on November 11 and 12, 2013, the Board (which is comprised of five persons all of whom are Independent Trustees as defined under the Investment Company Act) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) for the Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund (the “Funds”), each a new series of Professionally Managed Portfolios, with Hodges Capital Management, Inc. (the “Advisor”).  At this meeting, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services to be provided by the Advisor to the Funds under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees discussed the nature, extent and quality of the Advisor’s overall services to be provided to the Funds as well as its specific responsibilities in all aspects of the day-to-day management of each Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board reviewed the proposed services the Advisor would provide to each Fund, noting to what degree those services extended beyond portfolio management and the receipt of any additional fees by the Advisor or its affiliates.  The Board also considered the structure of the Advisor’s compliance procedures and the trading capability of the Advisor.  The Board also considered the existing relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s risk management process.  After reviewing the Advisor’s compliance policies and procedures, the Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory.

2.	The Funds’ historical performance and the overall performance of the Advisor. As the Funds were newly created, the Board was unable to

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

review the performance of the Funds.  The Board considered the performance for the five existing Hodges Mutual Funds and noted that the Advisor does not replicate any of the Funds’ investment styles in separately managed accounts.

3.
Costs of Services Provided and Profits Realized by the Advisor.  The Board noted that the proposed advisory fee as a percentage of average daily net assets was 0.85% for each Fund.  The Board also noted that the Advisor agreed to enter into an agreement to limit the annual expense ratios to 1.29% and 1.40% of the average daily net assets of the Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund, respectively.  The Board also considered the services the Advisor provided to its five existing Hodges Mutual Funds comparing the fee charged for those management services to the proposed fees for the Funds.  The Board concluded that the fees to be received by the Advisor were fair and reasonable.

4.
Economies of Scale.  The Board also considered that economies of scale could be expected to be realized by the Advisor as the assets of each Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that each Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Trustees discussed the likely overall profitability of the Advisor from managing the new Funds.  In assessing possible profitability, the Trustees reviewed the Advisor’s financial information and took into account both the likely direct and indirect benefits to the Advisor from advising the Funds.  The Trustees concluded that the Advisor’s profit from managing the Funds would likely not be excessive and, after review of relevant financial information, the Advisor would have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather, the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Funds and their shareholders.

Hodges Mutual Funds

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year/period ended March 31, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Hodges Fund	100.00%
Hodges Small Cap Fund	51.39%
Hodges Blue Chip 25 Fund	53.35%
Hodges Equity Income Fund	100.00%
Hodges Pure Contrarian Fund	20.44%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended March 31, 2014, was as follows:

Hodges Fund	100.00%
Hodges Small Cap Fund	50.41%
Hodges Blue Chip 25 Fund	34.78%
Hodges Equity Income Fund	100.00%
Hodges Pure Contrarian Fund	17.80%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the fiscal year/period ended March 31, 2014, was as follows:

Hodges Small Cap Fund	100.00%
Hodges Blue Chip 25 Fund	92.78%
Hodges Pure Contrarian Fund	100.00%

Hodges Mutual Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224 and on the Funds’ website at www.hodgesfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 811-0224 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.hodgesfunds.com.

Hodges Mutual Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

FUND	Retail Class	Institutional Class
HODGES FUND
Ticker Symbol	HDPMX	HDPIX
CUSIP	742935109	742935232
HODGES SMALL CAP FUND
Ticker Symbol	HDPSX	HDSIX
CUSIP	742935299	742935224
HODGES BLUE CHIP 25 FUND
Ticker Symbol	HDPBX	N/A
CUSIP	742935174	N/A
HODGES EQUITY INCOME FUND
Ticker Symbol	HDPEX	N/A
CUSIP	742935166	N/A
HODGES PURE CONTRARIAN FUND
Ticker Symbol	HDPCX	N/A
CUSIP	742935158	N/A
HODGES SMALL INTRINSIC VALUE FUND
Ticker Symbol	HDSVX	N/A
CUSIP	74316J318	N/A
HODGES SMALL-MID CAP FUND
Ticker Symbol	HDSMX	N/A
CUSIP	74316J326	N/A

Hodges Mutual Funds
www.hodgesfunds.com
(866) 811-0224

Investment Advisor
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue
Dallas, Texas 75201
(888) 878-4426
www.hodgescapital.com

Custodian	Transfer Agent
U.S. BANK N.A.	U.S. BANCORP FUND SERVICES, LLC
1555 N. RiverCenter Drive,	P.O. Box 701
Suite 302	Milwaukee, Wisconsin 53201-0701
Milwaukee, Wisconsin 53212	(866) 811-0224

Distributor	Independent Registered
QUASAR DISTRIBUTORS, LLC	Public Accounting Firm
615 East Michigan Street	TAIT, WELLER & BAKER LLP
Milwaukee, Wisconsin 53202	1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York 10022

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Hodges Fund

	FYE 3/31/2014	FYE 3/31/2013
Audit Fees	$24,400	$23,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

Hodges Small Cap Fund

	FYE 3/31/2014	FYE 3/31/2013
Audit Fees	$20,200	$19,700
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

Hodges Blue Chip 25 Fund

	FYE 3/31/2014	FYE 3/31/2013
Audit Fees	$20,200	$19,700
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

Hodges Equity Income Fund

	FYE 3/31/2014	FYE 3/31/2013
Audit Fees	$20,200	$19,700
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

Hodges Pure Contrarian Fund

	FYE 3/31/2014	FYE 3/31/2013
Audit Fees	$20,200	$19,700
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

Hodges Small Intrinsic Value Fund

FYE 3/31/2014
Audit Fees	$18,500
Audit-Related Fees	N/A
Tax Fees	$2,600
All Other Fees	N/A

Hodges Small-Mid Cap Fund

FYE 3/31/2014
Audit Fees	$18,500
Audit-Related Fees	N/A
Tax Fees	$2,600
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2014	FYE 3/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2014	FYE 3/31/2013
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date    May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date    May 23, 2014

By (Signature and Title)      /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date    May 30, 2014

* Print the name and title of each signing officer under his or her signature.